                        METLIFE ACCESS ANNUITY PROSPECTUS
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES


This prospectus describes METLIFE ACCESS ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." The Company no longer offers the Contract to new purchasers. It does continue to accept Purchase Payments from Contract Owners.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options invest in the following Underlying Funds:


AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Dreyfus Variable Investment Fund Appreciation Portfolio
   Dreyfus Variable Investment Fund Developing Leaders Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES (SERVICE SHARES)
   Global Technology Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.(CLASS I)(+)
   Legg Mason Partners Variable All Cap Portfolio(+)
   Legg Mason Partners Variable Investors Portfolio(+)
   Legg Mason Partners Variable Large Cap Growth Portfolio(+)
   Legg Mason Partners Variable Small Cap Growth Portfolio(+)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II(+)
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class I(+) Legg Mason Partners Variable Equity Index Portfolio -- Class II(+) Legg Mason Partners Variable Growth and Income Portfolio -- Class I(+)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.(+)
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Social Awareness Stock Portfolio(+)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio -- Class A(+)
   Federated High Yield Portfolio -- Class A(+)
   Harris Oakmark International Portfolio -- Class A(+)
   Janus Capital Appreciation Portfolio -- Class A(+)
   Legg Mason Partners Managed Assets Portfolio -- Class A(+)
   Lord Abbett Bond Debenture Portfolio -- Class A(+)
   Lord Abbett Growth and Income Portfolio -- Class B(+)
   Lord Abbett Mid-Cap Value Portfolio -- Class B
   Mercury Large-Cap Core Portfolio -- Class A(+)
   Met/AIM Capital Appreciation Portfolio -- Class A(+)
   MFS(R) Value Portfolio -- Class A(+)
   Neuberger Berman Real Estate Portfolio -- Class A(+)
   Pioneer Fund Portfolio -- Class A(+)
   Pioneer Strategic Income Portfolio -- Class A(+)
   Third Avenue Small Cap Value Portfolio -- Class B(+)
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -- Class D(+)
   BlackRock Bond Income Portfolio -- Class A(+)
   BlackRock Money Market Portfolio -- Class A(+)
   FI Large Cap Portfolio -- Class A(+)
   FI Value Leaders Portfolio -- Class D(+)
   MFS Total Return Portfolio -- Class F(+)
   Oppenheimer Global Equity Portfolio -- Class B(+)
   T. Rowe Price Large Cap Growth Portfolio -- Class B(+)
   Western Asset Management High Yield Bond Portfolio -- Class A(+) Western Asset Management U.S. Government Portfolio -- Class A(+)
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST (CLASS IB)
   Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
   Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio
   VIP Dynamic Capital Appreciation Portfolio
   VIP Mid Cap Portfolio


--------------
(+) This Underlying Fund has been subject to a merger, substitution or name change. Please see The Annuity Contract -- The Variable Funding Options for more information.


* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary............................................      3
Summary.............................................      5
Fee Table...........................................      8
Condensed Financial Information.....................     13
The Annuity Contract................................     13
   Contract Owner Inquiries.........................     14
   Purchase Payments................................     14
   Accumulation Units...............................     14
   The Variable Funding Options.....................     15
Fixed Account.......................................     21
Charges and Deductions..............................     21
   General..........................................     21
   Administrative Charges...........................     21
   Mortality and Expense Risk Charge................     22
   Variable Funding Option Expenses.................     22
   Premium Tax......................................     22
   Changes in Taxes Based Upon
     Premium or Value...............................     22
Transfers...........................................     22
   Dollar Cost Averaging............................     24
Access to Your Money................................     25
   Systematic Withdrawals...........................     25
   Loans............................................     26
Ownership Provisions................................     26
   Types of Ownership...............................     26
     Contract Owner.................................     26
     Beneficiary....................................     26
     Annuitant......................................     26
Death Benefit.......................................     27
   Death Proceeds before the Maturity Date..........     27
   Payment of Proceeds..............................     27
   Beneficiary Contract Continuance.................     29
   Planned Death Benefit............................     30
   Death Proceeds after the Maturity Date...........     30
The Annuity Period..................................     30
   Maturity Date....................................     30
   Allocation of Annuity............................     30
   Variable Annuity.................................     31
   Fixed Annuity....................................     31
Payment Options.....................................     31
   Election of Options..............................     31
   Annuity Options..................................     32
   Income Options...................................     32
   Variable Liquidity Benefit ......................     32
Miscellaneous Contract Provisions...................     33
   Right to Return..................................     33
   Termination......................................     33
   Required Reports.................................     33
   Suspension of Payments...........................     33
The Separate Accounts...............................     33
   Performance Information..........................     34
Federal Tax Considerations..........................     34
   General Taxation of Annuities....................     35
   Types of Contracts: Qualified
     and Non-qualified..............................     35
   Qualified Annuity Contracts......................     35
     Taxation of Qualified Annuity
       Contracts....................................     36
     Mandatory Distributions for
       Qualified Plans..............................     36
   Non-qualified Annuity Contracts..................     36
     Diversification Requirements for
       Variable Annuities...........................     38
     Ownership of the Investments...................     38
     Taxation of Death Benefit Proceeds.............     38
   Other Tax Considerations.........................     38
     Treatment of Charges for Optional
       Benefits.....................................     38
     Penalty Tax for Premature Distribution.........     38
     Puerto Rico Tax Considerations.................     39
     Non-Resident Aliens............................     39
Other Information...................................     39
   The Insurance Companies..........................     39
   Financial Statements.............................     39
   Distribution of Variable Annuity
     Contracts......................................     40
   Conformity with State and Federal Laws...........     41
   Voting Rights....................................     42
   Restrictions on Financial Transactions...........     42
   Legal Proceedings ...............................     42
Appendix A: Condensed Financial
   Information for MetLife of CT
   Fund ABD for Variable Annuities..................    A-1
Appendix B: Condensed Financial
   Information for MetLife of CT Fund
   ABD II for Variable Annuities....................    B-1
Appendix C: The Fixed Account.......................    C-1
Appendix D: Contents of the Statement
   of Additional Information........................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                             METLIFE ACCESS ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contracts are not offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract was available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

The Contract was available for purchase with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE . If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................   $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge...................................    1.25%(2)
Administrative Expense Charge.....................................    0.15%
   Total Annual Separate Account Charges..........................    1.40%

(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2) We are waiving the following amounts of the Mortality & Expense Risk Charge on these Subaccounts: an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; and 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                            MINIMUM  MAXIMUM
                                                            -------  -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses).....   0.42%    1.78%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                          DISTRIBUTION
                                             AND/OR                             CONTRACTUAL FEE  NET TOTAL
                                            SERVICE               TOTAL ANNUAL      WAIVER         ANNUAL
                              MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                  FEE          FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
----------------------------  ----------  ------------  --------  ------------  ---------------  ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity
     Fund -- Series I+......     0.60%          --        0.27%       0.87%             --       0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES
   American Funds Global
     Growth Fund -- Class 2*     0.58%        0.25%       0.04%       0.87%             --       0.87%
   American Funds Growth
     Fund -- Class 2*.......     0.33%        0.25%       0.02%       0.60%             --       0.60%
   American Funds
     Growth-Income Fund --
     Class 2*...............     0.28%        0.25%       0.01%       0.54%             --       0.54%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+.............     1.25%          --        0.44%       1.69%             --       1.69%
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares......     0.75%          --        0.05%       0.80%             --       0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares.................     0.75%          --        0.06%       0.81%             --       0.81%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Templeton Developing
     Markets Securities
     Fund -- Class 2*.......     1.24%        0.25%       0.29%       1.78%             --       1.78%
   Templeton Foreign
     Securities Fund --
     Class 2*...............     0.65%        0.25%       0.17%       1.07%           0.05%      1.02%(2)
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*+...............     0.64%        0.25%       0.31%       1.20%             --       1.20%
   Global Technology
     Portfolio -- Service
     Shares*................     0.64%        0.25%       0.09%       0.98%             --       0.98%
   Worldwide Growth
     Portfolio -- Service
     Shares*+...............     0.60%        0.25%       0.01%       0.86%             --       0.86%(3)
LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement Small
     Cap Portfolio*.........     0.75%        0.25%       0.22%       1.22%             --       1.22%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS I,
   INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I...     0.75%          --        0.07%       0.82%             --       0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio -- Class I...     0.65%          --        0.06%       0.71%             --       0.71%
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio --
     Class I................     0.75%          --        0.72%       1.47%             --       1.47%(4)

                                          DISTRIBUTION
                                             AND/OR                             CONTRACTUAL FEE  NET TOTAL
                                            SERVICE               TOTAL ANNUAL      WAIVER         ANNUAL
                              MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                  FEE          FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
----------------------------  ----------  ------------  --------  ------------  ---------------  ----------
   Legg Mason Partners
     Variable Small Cap
     Growth Portfolio --
     Class I................     0.75%          --        0.22%       0.97%             --       0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio --
     Class I................     0.75%          --        0.18%       0.93%             --       0.93%(5)
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*.     0.31%        0.25%       0.03%       0.59%             --       0.59%
   Legg Mason Partners
     Variable Growth and
     Income Portfolio --
     Class I................     0.65%          --        0.52%       1.17%             --       1.17%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS III,
   INC.
   Legg Mason Partners
     Variable Adjustable
     Rate Income
     Portfolio*++...........     0.55%        0.25%       0.28%       1.08%             --       1.08%(6)
   Legg Mason Partners
     Variable Social
     Awareness Stock
     Portfolio++............     0.71%          --        0.04%       0.75%             --       0.75%(5)
LEGG ABBETT SERIES FUND,
INC.
   Growth and Income
     Portfolio -- Class VC+      0.48%          --        0.41%       0.89%             --       0.89%(15)
   Mid-Cap Value Portfolio
      --  Class VC+              0.74%          --        0.38%       1.12%             --       1.12%(15)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A................     0.70%          --        0.10%       0.80%             --       0.80%(14)
   Federated High Yield
     Portfolio -- Class A...     0.60%          --        0.21%       0.81%             --       0.81%(14)
   Harris Oakmark
     International
     Portfolio -- Class A...     0.82%          --        0.13%       0.95%             --       0.95%
   Janus Capital
     Appreciation Portfolio
     -- Class A.............     0.65%          --        0.09%       0.74%             --       0.74%(14)
   Legg Mason Partners
     Managed Assets
     Portfolio..............     0.50%          --        0.09%       0.59%             --       0.59%(14)
   Lord Abbett Bond
     Debenture Portfolio --
     Class A................     0.51%          --        0.05%       0.56%             --       0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*...............     0.50%        0.25%       0.04%       0.79%             --       0.79%(15)
   Lord Abbett Mid-Cap
     Value Portfolio --
     Class B*...............     0.68%        0.25%       0.08%       1.01%             --       1.01%
   Mercury Large-Cap Core
     Portfolio -- Class A...     0.78%          --        0.12%       0.90%             --       0.90%(14)

                                          DISTRIBUTION
                                             AND/OR                             CONTRACTUAL FEE  NET TOTAL
                                            SERVICE               TOTAL ANNUAL      WAIVER         ANNUAL
                              MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                  FEE          FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
----------------------------  ----------  ------------  --------  ------------  ---------------  ----------
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A.............     0.76%          --        0.05%       0.81%             --       0.81%(14)
   MFS(R) Value Portfolio
     --
     Class A................     0.73%          --        0.24%       0.97%             --       0.97%(14)
   Neuberger Berman Real
     Estate Portfolio --
     Class A................     0.67%          --        0.03%       0.70%             --       0.70%
   Pioneer Fund Portfolio
     -- Class A.............     0.75%          --        0.28%       1.03%           0.03%      1.00%(7)(14)
   Pioneer Strategic Income
     Portfolio -- Class A...     0.73%          --        0.09%       0.82%             --       0.82%(14)
   Third Avenue Small Cap
     Value Portfolio --
     Class B*...............     0.75%        0.25%       0.05%       1.05%             --       1.05%
METROPOLITAN SERIES FUND,
   INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*...............     0.73%        0.10%       0.06%       0.89%             --       0.89%
   BlackRock Bond Income
     Portfolio -- Class A...     0.40%          --        0.07%       0.47%             --       0.47%(8)
   BlackRock Money Market
     Portfolio -- Class A...     0.35%          --        0.07%       0.42%           0.01%      0.41%(9)
   FI Large Cap Portfolio
     -- Class A.............     0.80%          --        0.06%       0.86%             --       0.86%(10)
   FI Value Leaders
     Portfolio -- Class D*..     0.66%        0.10%       0.07%       0.83%             --       0.83%
   MFS Total Return
     Portfolio -- Class F*..     0.57%        0.20%       0.16%       0.93%             --       0.93%(11)
   Oppenheimer Global
     Equity Portfolio --
     Class B*...............     0.60%        0.25%       0.33%       1.18%             --       1.18%
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*...............     0.60%        0.25%       0.12%       0.97%             --       0.97%(12)
   Western Asset Management
     High Yield Bond
     Portfolio -- Class A...     0.48%          --        0.12%       0.60%             --       0.60%(10)
   Western Asset Management
     U.S. Government
     Portfolio -- Class A...     0.54%          --        0.07%       0.61%             --       0.61%
PIMCO VARIABLE INSURANCE
   TRUST
   Real Return Portfolio --
     Administrative Class...     0.25%          --        0.41%       0.66%             --       0.66%(13)
   Total Return Portfolio
     -- Administrative Class     0.25%          --        0.40%       0.65%             --       0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class
     IB*+...................     0.70%        0.25%       0.47%       1.42%             --       1.42%
   Putnam VT International
     Equity Fund -- Class
     IB*+...................     0.75%        0.25%       0.18%       1.18%             --       1.18%
   Putnam VT Small Cap
     Value Fund -- Class IB*     0.76%        0.25%       0.08%       1.09%             --       1.09%

                                          DISTRIBUTION
                                             AND/OR                             CONTRACTUAL FEE  NET TOTAL
                                            SERVICE               TOTAL ANNUAL      WAIVER         ANNUAL
                              MANAGEMENT    (12b-1)      OTHER     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                  FEE          FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
----------------------------  ----------  ------------  --------  ------------  ---------------  ----------
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II*....................     0.56%        0.25%       0.03%       0.84%             --       0.84%
   Enterprise Portfolio
     Class II*+.............     0.50%        0.25%       0.18%       0.93%             --       0.93%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class 2*...............     0.57%        0.25%       0.09%       0.91%             --       0.91%
   VIP Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*....     0.57%        0.25%       0.36%       1.18%             --       1.18%
   VIP Mid Cap Portfolio --
     Service Class 2*.......     0.57%        0.25%       0.12%       0.94%             --       0.94%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of the fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007. As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(2) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).

(3) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.

(4) Management fees in the table have been restated to show a new management fee schedule that became effective on October 1, 2005.

(5) Management fees in the table have been restated to reflect a new management fee schedule that became effective on December 1, 2005.

(6) Management fees in the table have been restated to show a new management fee schedule that became effective on November 1, 2005.

(7) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentage: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(10) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(11) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(12) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(13) Ratio of expenses to average net assets excluding interest expense is 0.65%.

(14) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

(15) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLES

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value and are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE

                                      IF CONTRACT IS SURRENDERED AT THE END OF    IF CONTRACT IS NOT SURRENDERED OR
                                                   PERIOD SHOWN:                ANNUITIZED AT THE END OF PERIOD SHOWN:
                                      ----------------------------------------  ---------------------------------------
FUNDING OPTION                        1 YEAR     3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                        ------     -------    -------   --------  ------    -------    -------   --------
Underlying Fund with Minimum Total
Annual Operating Expenses...........  $  325     $   991    $  1679   $   3503  $  325    $   991    $  1679   $   3503
Underlying Fund with Maximum Total
Annual Operating Expenses...........  $  189     $   584    $  1004   $   2172  $  189    $   584    $  1004   $   2172

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

MetLife Access Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your contract value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access you contract value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose. (the "Maturity Date.") The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase

Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund of limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                         INVESTMENT                               INVESTMENT
           UNDERLYING FUND                               OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     ---------------------------------------     -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund --           The Fund's investment objective is          A I M Advisors, Inc.
     Series I+*                           growth of capital.
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
     -- Class 2                           stocks.                                     Company
   American Funds Growth Fund --          Seeks capital appreciation through          Capital Research and Management
     Class 2                              stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
     -- Class 2                           income.                                     Company
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.          Credit Suisse Asset Management, LLC
     Market Portfolio+                                                                Subadviser: Credit Suisse Asset
                                                                                      Management Limited (U.K.),
                                                                                      (Australia)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth              The Dreyfus Corporation
     -- Appreciation Portfolio --         consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital, with growth of current income
                                          as a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     -- Developing Leaders Portfolio
     -- Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2
   Templeton Foreign Securities Fund      Seeks long-term capital growth.             Templeton Investment Counsel, LLC
     -- Class 2                                                                       Subadviser: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
   Global Life Sciences Portfolio --      Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares+
   Global Technology Portfolio --         Seeks long-term growth of capital.          Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --          Seeks long-term growth of capital in a      Janus Capital Management LLC
     Service Shares+                      manner consistent with the preservation
                                          of capital.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                 Salomon Brothers Asset Management
     Cap Portfolio -- Class I                                                         Inc

                                                         INVESTMENT                               INVESTMENT
           UNDERLYING FUND                               OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     ---------------------------------------     -----------------------------------
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio -- Class I       Secondarily seeks current income.           Inc
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio -- Class I                                                  Inc
   Legg Mason Partners Variable Small     Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Cap Growth Portfolio                                                             Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Capital appreciation.                       Salomon Brothers Asset Management
     Aggressive Growth Portfolio --                                                   Inc
     Class I
   Legg Mason Partners Variable           Seeks investment results that, before       TIMCO Asset Management Inc.
     Equity Index Portfolio -- Class      expenses, correspond to the price and
     II                                   yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks income and long-term capital          Salomon Brothers Asset Management
     Growth and Income Portfolio --       growth.                                     Inc
     Class I
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks high current income and to limit      Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio     the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.
   Legg Mason Partners Variable           Seeks long-term capital appreciation        Smith Barney Fund Management LLC
     Social Awareness Stock Portfolio     and retention of net investment income.
 LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio --         Seeks long-term growth of capital and       Lord, Abbett & Co. LLC
     Class VC+                            income without excessive fluctuations
                                          in market value.
   Mid-Cap Value Portfolio -- Class       Seeks capital appreciation through          Lord, Abbett & Co. LLC
     VC+                                  investments, primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Federated High Yield Portfolio --      Seeks high current income.                  Met Investors Advisory LLC
     Class A                                                                          Subadviser: Federated Investment
                                                                                      Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser: Janus Capital
                                                                                      Management LLC
   Legg Mason Partners Managed Assets     Seeks high total return.                    Met Investors Advisory LLC
     Portfolio                                                                        Subadviser: Legg Mason Capital
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio -- Class A                 opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current         Met Investors Advisory LLC
     Portfolio -- Class B                 income without excessive fluctuations       Subadviser: Lord, Abbett & Co. LLC
                                          in the market value.
   Lord Abbett Mid-Cap Value              Seeks capital appreciation through          Met Investors Advisory LLC
     Portfolio -- Class B                 investments, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                          securities which are believed to be
                                          undervalued in the marketplace.

                                                         INVESTMENT                               INVESTMENT
           UNDERLYING FUND                               OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     ---------------------------------------     -----------------------------------
   Mercury Large-Cap Core Portfolio       Seeks long-term capital growth.             Met Investors Advisory LLC
     -- Class A                                                                       Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio -- Class A                                                             Subadviser:  AIM Capital
                                                                                      Management, Inc.
   MFS(R) Value Portfolio -- Class A      Seeks capital appreciation and              Met Investors Advisory LLC
                                          reasonable income.                          Subadviser: MFS
   Neuberger Berman Real Estate           Seeks to provide total return through       Met Investors Advisory LLC
     Portfolio -- Class A                 investment in real estate securities,       Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation       Management, Inc.
                                          and current income
   Pioneer Fund Portfolio -- Class A      Seeks reasonable income and capital         Met Investors Advisory LLC
                                          growth.                                     Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
     -- Class A                                                                       Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value           Seeks long-term capital appreciation.       Met Investors Advisory LLC
     Portfolio -- Class B                                                             Subadviser: Third Avenue
                                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio -- Class D                                                             Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio --     Seeks competitive total return              MetLife Advisers, LLC
     Class A                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   BlackRock Money Market Portfolio       Seeks a high level of current income        MetLife Advisers, LLC
     -- Class A                           consistent with preservation of capital.    Subadviser: BlackRock Advisors,
                                                                                      Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   FI Value Leaders Portfolio --          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Class D                                                                          Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS Total Return Portfolio --          Seeks a favorable total return through      MetLife Advisers, LLC
     Class F                              investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   Oppenheimer Global Equity              Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth          Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio -- Class B                 secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.
   Western Asset Management High          Seeks high current income.                  MetLife Advisers, LLC
     Yield Bond Portfolio -- Class A                                                  Subadviser: Western Asset
                                                                                      Management Company
   Western Asset Management U.S.          Seeks to maximize total return              MetLife Advisers, LLC
     Government Portfolio -- Class A      consistent with preservation of capital     Subadviser: Western Asset
                                          and maintenance of liquidity.               Management Company
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital.          Putnam Investment Management, LLC
     Class IB+

                                                         INVESTMENT                               INVESTMENT
           UNDERLYING FUND                               OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------     ---------------------------------------     -----------------------------------
   Putnam VT International Equity         Seeks capital appreciation.                 Putnam Investment Management, LLC
     Fund -- Class IB+
   Putnam VT Small Cap Value Fund --      Seeks capital appreciation.                 Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income through     Van Kampen Asset Management
                                          investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Enterprise Portfolio Class II+         Seeks capital appreciation through          Van Kampen Asset Management
                                          investments in securities believed by
                                          the portfolio's investment adviser to
                                          have above-average potential for
                                          capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.       Fidelity Management & Research
     Service Class 2                                                                  Company
   VIP Dynamic Capital Appreciation       Seeks capital appreciation.                 Fidelity Management & Research
     Portfolio -- Service Class 2                                                     Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.          Fidelity Management & Research
     Class 2                                                                          Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:

Underlying Fund Name Changes

                         FORMER NAME                                                 NEW NAME
---------------------------------------------------------   -----------------------------------------------------------
GREENWICH STREET SERIES FUND                                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio I                                   Legg Mason Partners Variable Equity Index Portfolio
   Variable Aggressive Growth                                  Legg Mason Partners Variable Aggressive Growth Portfolio
   Variable Growth & Income                                    Legg Mason Partners Variable Growth & Income Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                 LEGG MASON PARTNERS VARIABLE PORTFOLIO I, INC.
   All Cap Fund                                                Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                              Legg Mason Partners Variable Investors Portfolio
   Large Cap Growth                                            Legg Mason Partners Variable Large Cap Growth Portfolio
   Small Cap Growth Fund                                       Legg Mason Partners Variable Small Cap Growth Portfolio

TRAVELERS SERIES FUND, INC.                                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio Smith Barney Class      Legg Mason Partners Variable Adjustable Rate Income
                                                            Portfolio
   Social Awareness Stock Portfolio                            Legg Mason Partners Variable Social Awareness Stock
                                                            Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

          FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
-----------------------------------------     -------------------------------------------------------
THE TRAVELERS SERIES TRUST                      MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio              Met/AIM Capital Appreciation Portfolio
   Convertible Securities Portfolio                Lord Abbett Bond Debenture Portfolio
   Disciplined Mid Cap Stock Portfolio             Batterymarch Mid-Cap Stock Portfolio
   Federated High Yield Portfolio                  Federated High Yield Portfolio
   Federated Stock Portfolio                       Lord Abbett Growth and Income Portfolio
   Mercury Large Cap Core Portfolio                Mercury Large-Cap Core Portfolio
   MFS Value Portfolio                             MFS(R) Value Portfolio
   Mondrian International Stock Portfolio          Harris Oakmark International Portfolio
   Pioneer Fund Portfolio                          Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio              Pioneer Strategic Income Portfolio

THE TRAVELERS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                         FI Value Leaders Portfolio
   Large Cap Portfolio                             FI Large Cap Portfolio
   MFS Mid Cap Growth Portfolio                    BlackRock Aggressive Growth Portfolio
   MFS Total Return Portfolio                      MFS Total Return Portfolio
   Strategic Equity Portfolio                      FI Large Cap Portfolio
   Travelers Quality Bond Portfolio                BlackRock Bond Income Portfolio
   U.S. Government Securities Portfolio            Western Asset Management U.S. Government Portfolio

                                              MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                        Janus Capital Appreciation Portfolio
MANAGED ASSETS TRUST                             Legg Mason Managed Assets Portfolio

                                              METROPOLITAN SERIES FUND, INC.
HIGH YIELD BOND TRUST                            Western Asset Management High Yield Bond Portfolio
MONEY MARKET PORTFOLIO                           BlackRock Money Market Portfolio

AIM VARIABLE INSURANCE FUND                   AIM VARIABLE INSURANCE FUND
  AIM V.I. Premier Equity Fund                    AIM V.I. Core Equity Fund

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

              FORMER UNDERLYING FUND                                NEW UNDERLYING FUND
----------------------------------------------------   ------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.   METROPOLITAN SERIES FUND, INC.
  AllianceBernstein Large Cap Growth Portfolio            T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                     MET INVESTORS SERIES TRUST
 Delaware VIP REIT Series                                 Neuberger Berman Real Estate Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   MET INVESTORS SERIES TRUST
 Mutual Shares Securities Fund                            Lord Abbett Growth and Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST   METROPOLITAN SERIES FUND, INC.
 Templeton Growth Securities Fund                         Oppenheimer Global Equity Portfolio

JANUS ASPEN SERIES                                     METROPOLITAN SERIES FUND, INC.
  Balanced Portfolio                                      MFS Total Return Portfolio

FAM VARIABLE SERIES FUNDS, INC.                        METROPOLITAN SERIES FUND, INC.
  Mercury Global Allocation V.I. Fund                     Oppenheimer Global Equity Portfolio

FAM VARIABLE SERIES FUNDS, INC.                        MET INVESTORS SERIES TRUST
 Mercury Value Opportunities V.I. Fund                    Third Avenue Small Cap Value Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS                     MET INVESTORS SERIES TRUST
 Oppenheimer Main Street Fund/VA                          Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum or 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the American Funds Global Growth Fund, the Dreyfus Variable Investment Fund Developing Leaders Portfolio, the Templeton Developing Markets Securities Fund, the Templeton Foreign Securities Fund, the Janus Aspen Global Technology Portfolio, the Lazard Retirement Small Cap Portfolio, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Federated High Yield Portfolio, the Harris Oakmark International Portfolio, the Janus Capital Appreciation Portfolio, the Lord Abbett Bond Debenture Portfolio, the Pioneer Strategic Income Portfolio, the Third Avenue Small Cap Value Portfolio, the Oppenheimer Global Equity Portfolio, the Western Asset Management High Yield Bond Portfolio, the Putnam VT Small Cap Value Fund, the Credit Suisse Trust Emerging Market Portfolio, the Janus Aspen Worldwide Growth Portfolio, and the Putnam VT International Equity Fund (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation

Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each Program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

-     the death benefit will not be payable upon the Annuitant's death

-     the Contingent Annuitant becomes the Annuitant

-     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

      (1)   your Contract Value on the Death Report Date;

      (2)   the total Purchase Payments made under your Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

      (1)   your Contract Value on the Death Report Date;

      (2)   the total Purchase Payments made under your Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                     PAYOUT RULES
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
----------------------------------     ------------------------     -------------------------------------     ----------------
OWNER (WHO IS NOT THE                  The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           continue the Contract rather than
OWNER)                                 Contract Owner's             receive the distribution.
                                       estate.

OWNER (WHO IS THE                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           continue the Contract rather than
OWNER)                                 Contract Owner's             receive the distribution.
                                       estate.

JOINT OWNER (WHO IS NOT THE            The surviving joint          Unless the surviving joint owner          Yes
ANNUITANT)                             owner.                       elects to continue the Contract
                                                                    rather than receive the distribution.

JOINT OWNER (WHO IS THE                The beneficiary (ies),       Unless the beneficiary/surviving          Yes
ANNUITANT)                             or if none, to the           joint owner elects to continue the
                                       surviving joint owner.       Contract rather than receive the
                                                                    distribution.

ANNUITANT (WHO IS NOT THE CONTRACT     The beneficiary (ies),       Unless the beneficiary elects to          Yes
OWNER)                                 or if none, to the           continue the Contract rather than
                                       Contract Owner. If the       receive the distribution.
                                       Contract Owner is not
                                       living, then to the          But, if there is a Contingent
                                       surviving joint owner.       Annuitant, then the Contingent
                                       If none, then to the         Annuitant becomes the Annuitant and
                                       Contract Owner's estate.     the Contract continues in effect
                                                                    (generally using the original
                                                                    Maturity Date). The proceeds will
                                                                    then be paid upon the death of the
                                                                    Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL ENTITY/TRUST)               or if none, to the owner                                               Annuitant is
                                                                                                              treated as death
                                                                                                              of the owner in
                                                                                                              these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                                  MANDATORY
     BEFORE THE MATURITY DATE,             THE COMPANY WILL                                                     PAYOUT RULES
       UPON THE DEATH OF THE             PAY THE PROCEEDS TO:       UNLESS. . .                                    APPLY*
----------------------------------     ------------------------     -------------------------------------     ----------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.

BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity", except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

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INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income options "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years,

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


unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund ABD for Variable Annuities ("Fund ABD") and MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

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

Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follow the death or disability of the Contract Owners. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you of offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     A non-taxable return of your Purchase Payment; and

      -     A taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

Partial Withdrawals: If you make a partial withdrawal of your Contract Value, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

PARTIAL ANNUITIZATION (if available with your Contract): At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is converted to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking Annuity Payments) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59-1/2. We will treat the remaining amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.

We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.

The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

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

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

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

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. , as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates New England Securities Corporation, Metropolitan Life Insurance Company and Walnut Street Securities, Inc. See the Statement of Additional Information -- "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you (and from other owners) instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (4/97).........................  2005      1.865          2.174        20,519,771
                                                              2004      1.583          1.865        23,444,034
                                                              2003      1.285          1.583        26,729,382
                                                              2002      1.739          1.285        30,628,302
                                                              2001      2.387          1.739        37,797,218
                                                              2000      3.098          2.387        37,804,248
                                                              1999      2.046          3.098        25,971,911
                                                              1998      1.283          2.046        10,561,314
                                                              1997      1.032          1.283           870,525
                                                              1996      1.000          1.032                --

   High Yield Bond Trust (5/04).............................  2005      1.070          1.069            85,854
                                                              2004      1.000          1.070             1,000

   Managed Assets Trust (5/04)..............................  2005      1.078          1.104           172,657
                                                              2004      1.000          1.078           237,059

   Money Market Portfolio (7/97)............................  2005      1.175          1.192        14,781,794
                                                              2004      1.179          1.175        19,265,493
                                                              2003      1.187          1.179        26,060,260
                                                              2002      1.187          1.187        37,562,237
                                                              2001      1.160          1.187        40,133,062
                                                              2000      1.107          1.160        15,545,185
                                                              1999      1.070          1.107        16,750,270
                                                              1998      1.033          1.070         9,244,927
                                                              1997      1.000          1.033           345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........  2005      0.668          0.696         5,434,277
                                                              2004      0.640          0.668         6,216,851
                                                              2003      0.519          0.640         6,961,089
                                                              2002      0.755          0.519         7,491,542
                                                              2001      0.875          0.755         7,280,717
                                                              2000      1.000          0.875         1,020,328

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................  2005      0.567          0.642        12,264,209
                                                              2004      0.531          0.567        14,267,431
                                                              2003      0.436          0.531        15,968,585
                                                              2002      0.640          0.436        18,860,012
                                                              2001      0.786          0.640        21,249,041
                                                              2000      1.000          0.786         8,906,509

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............  2005      1.450          1.631            67,409
                                                              2004      1.296          1.450            10,485
                                                              2003      1.000          1.296            15,821

   Growth Fund -- Class 2 Shares (5/03).....................  2005      1.385          1.587           423,497
                                                              2004      1.248          1.385            27,837
                                                              2003      1.000          1.248            78,806

   Growth-Income Fund -- Class 2 Shares (5/03)..............  2005      1.364          1.423           916,975
                                                              2004      1.253          1.364           759,848
                                                              2003      1.000          1.253           323,713

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)....  2005      1.195          1.507         2,014,405
                                                              2004      0.970          1.195         1,952,627
                                                              2003      0.688          0.970         2,025,657
                                                              2002      0.789          0.688         2,659,824
                                                              2001      0.886          0.789         2,463,748
                                                              2000      1.313          0.886         2,477,705
                                                              1999      0.734          1.313           892,012
                                                              1998      1.000          0.734           223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........  2005      2.123          2.244         4,181,107
                                                              2004      1.639          2.123         4,852,394
                                                              2003      1.240          1.639         4,631,163
                                                              2002      1.203          1.240         4,187,869
                                                              2001      1.121          1.203         1,959,474
                                                              2000      0.866          1.121           732,010
                                                              1999      0.901          0.866           357,910
                                                              1998      1.000          0.901            96,983

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/98)...................................................  2005      1.089          1.121         7,798,581
                                                              2004      1.051          1.089         9,090,416
                                                              2003      0.880          1.051        10,276,258
                                                              2002      1.071          0.880        10,947,330
                                                              2001      1.198          1.071        11,107,345
                                                              2000      1.223          1.198        10,147,802
                                                              1999      1.112          1.223         7,840,789
                                                              1998      1.000          1.112         2,937,245

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................  2005      1.244          1.298        11,125,651
                                                              2004      1.133          1.244        12,500,426
                                                              2003      0.872          1.133        13,746,841
                                                              2002      1.094          0.872        13,477,877
                                                              2001      1.182          1.094        11,594,005
                                                              2000      1.058          1.182         6,798,006
                                                              1999      0.871          1.058         3,387,052
                                                              1998      1.000          0.871         1,435,805

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (11/03).  2005      1.210          1.315            55,019
                                                              2004      1.074          1.210             1,000
                                                              2003      1.000          1.074             1,000

   Mercury Value Opportunities V.I. Fund -- Class III
   (11/03)..................................................  2005      1.208          1.312             8,120
                                                              2004      1.068          1.208             1,000
                                                              2003      1.000          1.068             1,000

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...  2005      1.158          1.262           428,090
                                                              2004      1.043          1.158           372,994
                                                              2003      0.845          1.043           322,440
                                                              2002      1.000          0.845           177,623

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................  2005      1.781          2.238           444,083
                                                              2004      1.448          1.781            52,098
                                                              2003      1.000          1.448             1,000

   Templeton Foreign Securities Fund -- Class 2 Shares
   (5/04)...................................................  2005      1.152          1.251           239,442
                                                              2004      1.000          1.152            22,145

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)  2005      1.180          1.267           566,278
                                                              2004      1.032          1.180           345,139
                                                              2003      0.792          1.032           217,709
                                                              2002      1.000          0.792           191,381

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (6/99).........  2005      0.889          0.914        13,990,381
                                                              2004      0.818          0.889        15,621,864
                                                              2003      0.649          0.818        15,860,350
                                                              2002      0.848          0.649        15,365,066
                                                              2001      0.982          0.848        13,010,004
                                                              2000      1.098          0.982         4,272,617
                                                              1999      1.000          1.098           753,819

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (5/02)....................................  2005      1.126          1.220            76,103
                                                              2004      1.047          1.126            81,319
                                                              2003      0.758          1.047            58,126
                                                              2002      1.000          0.758            16,289

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (5/02)..........................................  2005      1.098          1.122            45,529
                                                              2004      1.027          1.098            32,170
                                                              2003      0.800          1.027            62,457
                                                              2002      1.000          0.800            85,414

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............  2005      1.004          1.066        10,647,659
                                                              2004      0.941          1.004        12,240,173
                                                              2003      0.839          0.941        14,072,516
                                                              2002      0.911          0.839        14,830,766

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Balanced Portfolio -- Service Shares  (continued)........  2001      0.972          0.911        13,475,207
                                                              2000      1.000          0.972         4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00)..  2005      0.907          1.004         3,155,118
                                                              2004      0.805          0.907         3,476,009
                                                              2003      0.647          0.805         3,630,574
                                                              2002      0.931          0.647         3,729,488
                                                              2001      1.135          0.931         4,102,883
                                                              2000      1.000          1.135         1,951,454

   Global Technology Portfolio -- Service Shares (5/00).....  2005      0.346          0.381         7,921,106
                                                              2004      0.349          0.346        10,149,731
                                                              2003      0.242          0.349        10,039,692
                                                              2002      0.415          0.242        11,940,339
                                                              2001      0.672          0.415        10,706,223
                                                              2000      1.000          0.672         5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00)......  2005      0.561          0.584        10,682,752
                                                              2004      0.544          0.561        12,214,595
                                                              2003      0.446          0.544        13,388,686
                                                              2002      0.609          0.446        15,628,276
                                                              2001      0.798          0.609        16,824,804
                                                              2000      1.000          0.798         7,908,763

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............  2005      1.513          1.552            67,107
                                                              2004      1.336          1.513            34,334
                                                              2003      1.000          1.336             3,786

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................  2005      1.382          1.408           228,478
                                                              2004      1.244          1.382           204,892
                                                              2003      1.000          1.244            74,814

   Mid-Cap Value Portfolio (5/03)...........................  2005      1.541          1.644           182,586
                                                              2004      1.260          1.541            93,253
                                                              2003      1.000          1.260            51,292

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).  2005      1.074          1.120            47,506
                                                              2004      1.000          1.074            32,693

PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....  2005      1.125          1.133           511,105
                                                              2004      1.048          1.125           546,468
                                                              2003      1.000          1.048            59,374

   Total Return Portfolio -- Administrative Class (5/01)....  2005      1.213          1.226        16,712,465
                                                              2004      1.173          1.213        18,497,713
                                                              2003      1.132          1.173        20,769,372
                                                              2002      1.053          1.132        20,028,983
                                                              2001      1.000          1.053         4,888,796

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)  2005      0.773          0.817           272,443
                                                              2004      0.728          0.773           306,260
                                                              2003      0.560          0.728           310,382
                                                              2002      0.806          0.560           299,898
                                                              2001      1.000          0.806           269,501

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................  2005      1.011          1.118         2,117,519
                                                              2004      0.882          1.011         2,056,976
                                                              2003      0.696          0.882         1,956,203
                                                              2002      0.857          0.696         3,980,191
                                                              2001      1.000          0.857         1,555,346

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).  2005      1.611          1.701         1,410,762
                                                              2004      1.295          1.611         1,595,356
                                                              2003      0.877          1.295         1,572,753
                                                              2002      1.088          0.877         1,357,973
                                                              2001      1.000          1.088           432,357

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................  2005      1.655          1.698        10,354,574
                                                              2004      1.549          1.655        11,436,639
                                                              2003      1.130          1.549        11,935,706

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   All Cap Fund -- Class I  (continued).....................  2002      1.529          1.130        11,108,929
                                                              2001      1.522          1.529         5,065,288
                                                              2000      1.305          1.522           907,328
                                                              1999      1.084          1.305           216,465
                                                              1998      1.000          1.084            55,964

   Investors Fund -- Class I (6/98).........................  2005      1.311          1.377        15,084,411
                                                              2004      1.204          1.311        17,246,134
                                                              2003      0.923          1.204        18,513,035
                                                              2002      1.216          0.923        19,285,142
                                                              2001      1.287          1.216        15,853,833
                                                              2000      1.132          1.287         7,090,936
                                                              1999      1.029          1.132         3,905,967
                                                              1998      1.000          1.029         1,764,644

   Large Cap Growth Fund -- Class I (5/02)..................  2005      1.130          1.173           142,168
                                                              2004      1.140          1.130           175,994
                                                              2003      0.800          1.140           109,369
                                                              2002      1.000          0.800            12,895

   Small Cap Growth Fund -- Class I (5/00)..................  2005      0.969          1.002         1,217,569
                                                              2004      0.853          0.969         1,642,854
                                                              2003      0.581          0.853         2,003,014
                                                              2002      0.903          0.581         1,607,182
                                                              2001      0.987          0.903         1,517,383
                                                              2000      1.000          0.987           417,439

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)................  2005      0.591          0.634         3,429,858
                                                              2004      0.563          0.591         4,221,518
                                                              2003      0.442          0.563         4,537,981
                                                              2002      0.588          0.442         5,204,465
                                                              2001      0.783          0.588         5,177,186

   Convertible Securities Portfolio (5/98)..................  2005      1.520          1.504         8,835,146
                                                              2004      1.450          1.520        10,337,381
                                                              2003      1.165          1.450        10,925,597
                                                              2002      1.270          1.165        11,385,903
                                                              2001      1.299          1.270         9,680,620
                                                              2000      1.170          1.299         3,349,925

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Convertible Securities Portfolio  (continued)............  1999      1.000          1.170         1,137,997
                                                              1998      1.000          1.000           458,699

   Disciplined Mid Cap Stock Portfolio (6/97)...............  2005      2.146          2.380         4,699,533
                                                              2004      1.869          2.146         5,287,543
                                                              2003      1.417          1.869         5,505,923
                                                              2002      1.677          1.417         5,642,852
                                                              2001      1.773          1.677         5,089,354
                                                              2000      1.541          1.773         3,629,362
                                                              1999      1.377          1.541         2,663,507
                                                              1998      1.195          1.377         1,425,770
                                                              1997      1.000          1.195           120,880

   Equity Income Portfolio (5/97)...........................  2005      1.810          1.864        19,336,704
                                                              2004      1.670          1.810        22,752,381
                                                              2003      1.291          1.670        24,652,637
                                                              2002      1.521          1.291        25,581,166
                                                              2001      1.652          1.521        27,130,603
                                                              2000      1.535          1.652        22,535,737
                                                              1999      1.484          1.535        19,892,863
                                                              1998      1.339          1.484        12,301,819
                                                              1997      1.026          1.339           639,656
                                                              1996      1.000          1.026                --

   Federated High Yield Portfolio (5/97)....................  2005      1.464          1.480         8,626,242
                                                              2004      1.345          1.464         9,967,219
                                                              2003      1.114          1.345        11,222,864
                                                              2002      1.089          1.114        10,745,854
                                                              2001      1.084          1.089        10,746,070
                                                              2000      1.196          1.084        10,245,417
                                                              1999      1.177          1.196        10,237,038
                                                              1998      1.140          1.177         7,715,310
                                                              1997      1.000          1.140           620,667

   Federated Stock Portfolio (5/97).........................  2005      1.737          1.804         4,173,260
                                                              2004      1.593          1.737         5,117,199
                                                              2003      1.266          1.593         5,608,556
                                                              2002      1.592          1.266         5,995,963
                                                              2001      1.588          1.592         6,935,446
                                                              2000      1.552          1.588         7,399,547
                                                              1999      1.494          1.552         7,710,739

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Federated Stock Portfolio  (continued)...................  1998      1.285          1.494         4,599,587
                                                              1997      1.000          1.285           352,550

   Large Cap Portfolio (6/97)...............................  2005      1.435          1.538        14,843,563
                                                              2004      1.366          1.435        17,524,614
                                                              2003      1.111          1.366        19,563,576
                                                              2002      1.459          1.111        21,047,983
                                                              2001      1.790          1.459        24,478,964
                                                              2000      2.123          1.790        22,306,844
                                                              1999      1.665          2.123        15,562,311
                                                              1998      1.245          1.665         6,662,550
                                                              1997      1.023          1.245           491,869
                                                              1996      1.000          1.023                --

   Mercury Large Cap Core Portfolio (5/98)..................  2005      0.922          1.019         1,840,018
                                                              2004      0.807          0.922         2,270,996
                                                              2003      0.675          0.807         2,601,337
                                                              2002      0.915          0.675         2,775,596
                                                              2001      1.197          0.915         3,043,071
                                                              2000      1.285          1.197         2,244,673
                                                              1999      1.054          1.285         1,352,776
                                                              1998      1.000          1.054           149,981

   MFS Emerging Growth Portfolio (4/97).....................  2005      1.259          1.221                --
                                                              2004      1.132          1.259        11,721,289
                                                              2003      0.889          1.132        13,007,533
                                                              2002      1.371          0.889        14,224,892
                                                              2001      2.179          1.371        17,469,577
                                                              2000      2.766          2.179        16,347,854
                                                              1999      1.587          2.766        11,222,748
                                                              1998      1.198          1.587         5,891,811
                                                              1997      1.004          1.198           528,553
                                                              1996      1.000          1.004                --

   MFS Mid Cap Growth Portfolio (4/98)......................  2005      0.994          1.010        25,184,582
                                                              2004      0.883          0.994        14,951,676
                                                              2003      0.653          0.883        16,234,877
                                                              2002      1.295          0.653        17,198,804
                                                              2001      1.721          1.295        17,692,810
                                                              2000      1.595          1.721        10,884,619

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   MFS Mid Cap Growth Portfolio  (continued)................  1999      0.985          1.595         3,220,420
                                                              1998      1.000          0.985           696,846

   MFS Total Return Portfolio (5/97)........................  2005      1.765          1.792        34,709,362
                                                              2004      1.606          1.765        40,255,596
                                                              2003      1.397          1.606        42,355,172
                                                              2002      1.496          1.397        42,905,992
                                                              2001      1.517          1.496        38,437,801
                                                              2000      1.319          1.517        29,382,873
                                                              1999      1.303          1.319        27,173,225
                                                              1998      1.183          1.303        16,380,184
                                                              1997      1.000          1.183           962,287
                                                              1997      1.000          1.000                --

   MFS Value Portfolio (5/00)...............................  2005      1.065          1.118           109,207
                                                              2004      0.952          1.065            50,550
                                                              2003      0.855          0.952                --
                                                              2002      0.997          0.855                --
                                                              2001      1.027          0.997                --
                                                              2000      1.000          1.027                --

   Mondrian International Stock Portfolio (5/97)............  2005      1.153          1.245        10,978,822
                                                              2004      1.010          1.153        11,645,822
                                                              2003      0.796          1.010        12,049,553
                                                              2002      0.928          0.796        13,668,745
                                                              2001      1.275          0.928        15,755,872
                                                              2000      1.460          1.275        14,943,761
                                                              1999      1.216          1.460        10,264,070
                                                              1998      1.095          1.216         6,533,760
                                                              1997      1.027          1.095           849,629
                                                              1996      1.000          1.027                --

   Pioneer Fund Portfolio (5/03)............................  2005      1.333          1.394            19,513
                                                              2004      1.217          1.333            10,101
                                                              2003      1.000          1.217             5,429

   Pioneer Strategic Income Portfolio (5/97)................  2005      1.439          1.472         1,738,443
                                                              2004      1.316          1.439         1,902,975
                                                              2003      1.116          1.316         2,160,723
                                                              2002      1.069          1.116         2,458,578
                                                              2001      1.040          1.069         3,562,219

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Strategic Income Portfolio  (continued)..........  2000      1.059          1.040         3,631,654
                                                              1999      1.062          1.059         3,396,677
                                                              1998      1.070          1.062         1,955,397
                                                              1997      1.007          1.070            51,659
                                                              1996      1.000          1.007                --

   Strategic Equity Portfolio (6/97)........................  2005      1.403          1.412        16,374,889
                                                              2004      1.291          1.403        19,972,191
                                                              2003      0.988          1.291        22,746,591
                                                              2002      1.508          0.988        25,280,072
                                                              2001      1.765          1.508        31,918,323
                                                              2000      2.189          1.765        32,922,575
                                                              1999      1.679          2.189        25,024,627
                                                              1998      1.319          1.679        13,211,206
                                                              1997      1.037          1.319         1,062,634
                                                              1996      1.000          1.037                --

   Travelers Quality Bond Portfolio (5/97)..................  2005      1.409          1.412        23,917,150
                                                              2004      1.383          1.409        30,744,474
                                                              2003      1.311          1.383        36,575,985
                                                              2002      1.257          1.311        38,055,248
                                                              2001      1.190          1.257        30,037,629
                                                              2000      1.128          1.190        16,565,402
                                                              1999      1.131          1.128        13,396,194
                                                              1998      1.057          1.131         9,328,606
                                                              1997      1.001          1.057           378,758
                                                              1996      1.000          1.001                --

   U.S. Government Securities Portfolio (5/04)..............  2005      1.052          1.083           103,932
                                                              2004      1.000          1.052            10,705

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (9/03)...................................................  2005      0.997          1.006            89,719
                                                              2004      0.999          0.997            63,236
                                                              2003      1.000          0.999            13,710

   Social Awareness Stock Portfolio (5/04)..................  2005      1.083          1.115                --
                                                              2004      1.000          1.083             3,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............  2005      1.215          1.247         7,096,647
                                                              2004      1.049          1.215         6,571,850
                                                              2003      0.814          1.049         6,680,549
                                                              2002      1.024          0.814         6,548,811
                                                              2001      1.000          1.024         3,476,351

   Enterprise Portfolio -- Class II Shares (12/00)..........  2005      0.688          0.731           547,127
                                                              2004      0.672          0.688           697,334
                                                              2003      0.542          0.672           732,809
                                                              2002      0.781          0.542           592,082
                                                              2001      1.000          0.781           522,639

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005      1.019          1.172        14,262,420
                                                              2004      0.897          1.019        10,841,489
                                                              2003      0.710          0.897        10,150,010
                                                              2002      0.796          0.710         9,701,628
                                                              2001      0.923          0.796         8,023,592

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (12/00)................................................  2005      0.755          0.899           423,091
                                                              2004      0.756          0.755           456,631
                                                              2003      0.614          0.756           409,247
                                                              2002      0.673          0.614           240,022
                                                              2001      1.000          0.673            12,128

   Mid Cap Portfolio -- Service Class 2 (12/00).............  2005      1.486          1.729         8,136,691
                                                              2004      1.209          1.486         7,053,117
                                                              2003      0.887          1.209         6,373,888
                                                              2002      0.999          0.887         5,310,526
                                                              2001      1.000          0.999         1,727,443

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth -- Income Fund -- Class 2 Shares and is no longer available as a funding option.


On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by The Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.


Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio was closed to new sales on 05/01/2001 and has been reopened as of 5/3/2004.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners


Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new contract owners

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new contract owners

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (12/96)........................  2005      1.865          2.174        26,239,910
                                                              2004      1.583          1.865        30,543,833
                                                              2003      1.285          1.583        36,644,254
                                                              2002      1.739          1.285        42,634,828
                                                              2001      2.387          1.739        53,418,968
                                                              2000      3.098          2.387        61,812,417
                                                              1999      2.046          3.098        46,942,401
                                                              1998      1.283          2.046        23,010,432
                                                              1997      1.032          1.283         6,344,051
                                                              1996      1.000          1.032            29,824

   High Yield Bond Trust (9/04).............................  2005      1.070          1.069           236,201
                                                              2004      1.025          1.070            47,427

   Managed Assets Trust (5/04)..............................  2005      1.078          1.104            94,727
                                                              2004      0.983          1.078            10,272

   Money Market Portfolio (2/97)............................  2005      1.175          1.192        14,747,554
                                                              2004      1.179          1.175        17,581,926
                                                              2003      1.187          1.179        25,972,691
                                                              2002      1.187          1.187        50,704,937
                                                              2001      1.160          1.187        58,256,805
                                                              2000      1.107          1.160        34,878,359
                                                              1999      1.070          1.107        37,736,754
                                                              1998      1.033          1.070        16,762,447
                                                              1997      1.000          1.033         5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........  2005      0.668          0.696         2,974,765
                                                              2004      0.640          0.668         3,612,300
                                                              2003      0.519          0.640         4,493,863
                                                              2002      0.755          0.519         4,949,369
                                                              2001      0.875          0.755         3,727,475
                                                              2000      1.000          0.875           391,818

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................  2005      0.567          0.642        9,939,928
                                                              2004      0.531          0.567        2,239,636
                                                              2003      0.436          0.531        4,926,739
                                                              2002      0.640          0.436        7,729,828
                                                              2001      0.786          0.640        8,982,017
                                                              2000      1.000          0.786        3,647,974

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............  2005      1.450          1.631          199,088
                                                              2004      1.296          1.450          116,390
                                                              2003      1.000          1.296           70,339

   Growth Fund -- Class 2 Shares (5/03).....................  2005      1.385          1.587          586,456
                                                              2004      1.248          1.385          220,980
                                                              2003      1.000          1.248          131,179

   Growth-Income Fund -- Class 2 Shares (5/03)..............  2005      1.364          1.423        3,918,939
                                                              2004      1.253          1.364        3,490,980
                                                              2003      1.000          1.253        1,545,620

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....  2005      1.195          1.507        3,989,820
                                                              2004      0.970          1.195        4,140,741
                                                              2003      0.688          0.970        4,224,247
                                                              2002      0.789          0.688        4,787,661
                                                              2001      0.886          0.789        4,624,645
                                                              2000      1.313          0.886        4,854,365
                                                              1999      0.734          1.313        2,521,807
                                                              1998      1.000          0.734          780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........  2005      2.123          2.244        3,700,875
                                                              2004      1.639          2.123        4,313,846
                                                              2003      1.240          1.639        4,738,305
                                                              2002      1.203          1.240        4,376,831
                                                              2001      1.121          1.203        2,866,778
                                                              2000      0.866          1.121        2,273,183
                                                              1999      0.901          0.866        1,280,359
                                                              1998      1.000          0.901          632,612

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (4/98)...................................................  2005      1.089          1.121         6,601,579
                                                              2004      1.051          1.089         7,863,571
                                                              2003      0.880          1.051         9,516,917
                                                              2002      1.071          0.880        10,611,490
                                                              2001      1.198          1.071        11,636,949
                                                              2000      1.223          1.198        12,271,080
                                                              1999      1.112          1.223        10,488,399
                                                              1998      1.000          1.112         2,833,960

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................  2005      1.244          1.298        14,545,290
                                                              2004      1.133          1.244        16,707,910
                                                              2003      0.872          1.133        19,034,774
                                                              2002      1.094          0.872        19,868,161
                                                              2001      1.182          1.094        19,065,688
                                                              2000      1.058          1.182        13,636,390
                                                              1999      0.871          1.058         7,815,322
                                                              1998      1.000          0.871         3,051,249

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund -- Class III (12/05).  2005      1.210          1.315             3,762

   Mercury Value Opportunities V.I. Fund -- Class III (7/04)  2005      1.208          1.312            15,728
                                                              2004      1.070          1.208            13,614

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...  2005      1.158          1.262           886,963
                                                              2004      1.043          1.158           938,346
                                                              2003      0.845          1.043           756,929
                                                              2002      1.000          0.845           201,578

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/03)............................................  2005      1.781          2.238           181,882
                                                              2004      1.448          1.781            38,923
                                                              2003      1.000          1.448             4,729

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund -- Class 2 Shares
   (9/04)...................................................  2005      1.152          1.251           151,833
                                                              2004      1.009          1.152             6,533

   Templeton Growth Securities Fund -- Class 2 Shares (5/02)  2005      1.180          1.267         2,335,769
                                                              2004      1.032          1.180         1,920,592
                                                              2003      0.792          1.032         1,284,964
                                                              2002      1.000          0.792           508,837

Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (5/99).........  2005      0.889          0.914        12,831,498
                                                              2004      0.818          0.889        15,207,948
                                                              2003      0.649          0.818        17,162,302
                                                              2002      0.848          0.649        16,724,050
                                                              2001      0.982          0.848        16,104,947
                                                              2000      1.098          0.982        10,807,508
                                                              1999      1.000          1.098         3,460,443

   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (7/02)....................................  2005      1.126          1.220           374,159
                                                              2004      1.047          1.126           385,280
                                                              2003      0.758          1.047           218,067
                                                              2002      1.000          0.758            58,025

   Salomon Brothers Variable Growth & Income Fund -- Class
   I Shares (7/02)..........................................  2005      1.098          1.122            92,799
                                                              2004      1.027          1.098            93,171
                                                              2003      0.800          1.027            92,062
                                                              2002      1.000          0.800            30,873

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............  2005      1.004          1.066        12,042,861
                                                              2004      0.941          1.004        13,862,916
                                                              2003      0.839          0.941        15,303,712
                                                              2002      0.911          0.839        15,615,584
                                                              2001      0.972          0.911        12,635,819
                                                              2000      1.000          0.972         5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..  2005      0.907          1.004         1,704,134
                                                              2004      0.805          0.907         2,091,607

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Global Life Sciences Portfolio -- Service Shares
   (continued)..............................................  2003      0.647          0.805         2,239,125
                                                              2002      0.931          0.647         2,609,664
                                                              2001      1.135          0.931         3,200,999
                                                              2000      1.000          1.135         2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....  2005      0.346          0.381         5,033,907
                                                              2004      0.349          0.346         6,578,130
                                                              2003      0.242          0.349         7,245,233
                                                              2002      0.415          0.242         7,815,420
                                                              2001      0.672          0.415         9,044,726
                                                              2000      1.000          0.672         7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......  2005      0.561          0.584        13,400,923
                                                              2004      0.544          0.561        16,410,151
                                                              2003      0.446          0.544        19,761,719
                                                              2002      0.609          0.446        22,039,418
                                                              2001      0.798          0.609        22,841,930
                                                              2000      1.000          0.798        13,421,744

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (8/03).............  2005      1.513          1.552           126,990
                                                              2004      1.336          1.513            33,706
                                                              2003      1.000          1.336             3,334

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (6/03).......................  2005      1.382          1.408           256,452
                                                              2004      1.244          1.382           206,147
                                                              2003      1.000          1.244            26,228

   Mid-Cap Value Portfolio (6/03)...........................  2005      1.541          1.644           450,874
                                                              2004      1.260          1.541           219,692
                                                              2003      1.000          1.260            50,353

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (7/04).  2005      1.074          1.120            91,569
                                                              2004      0.981          1.074            23,091

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio -- Administrative Class (5/03).....  2005      1.125          1.133           698,584
                                                              2004      1.048          1.125           588,626
                                                              2003      1.000          1.048           303,900

   Total Return Portfolio -- Administrative Class (5/01)....  2005      1.213          1.226        16,153,210
                                                              2004      1.173          1.213        17,085,956
                                                              2003      1.132          1.173        20,011,288
                                                              2002      1.053          1.132        23,164,168
                                                              2001      1.000          1.053         5,336,214

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)  2005      0.773          0.817           308,563
                                                              2004      0.728          0.773           376,752
                                                              2003      0.560          0.728           449,770
                                                              2002      0.806          0.560           392,678
                                                              2001      1.000          0.806           154,441

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................  2005      1.011          1.118         1,945,112
                                                              2004      0.882          1.011         1,744,100
                                                              2003      0.696          0.882         2,150,730
                                                              2002      0.857          0.696         2,571,497
                                                              2001      1.000          0.857           999,717

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).  2005      1.611          1.701         2,030,488
                                                              2004      1.295          1.611         2,322,411
                                                              2003      0.877          1.295         2,238,115
                                                              2002      1.088          0.877         2,277,647
                                                              2001      1.000          1.088           816,572

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................  2005      1.655          1.698        12,540,421
                                                              2004      1.549          1.655        14,334,230
                                                              2003      1.130          1.549        14,439,056
                                                              2002      1.529          1.130        14,322,306
                                                              2001      1.522          1.529        12,398,140
                                                              2000      1.305          1.522         5,750,512
                                                              1999      1.084          1.305         2,802,945
                                                              1998      1.000          1.084         1,220,503

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Investors Fund -- Class I (4/98).........................  2005      1.311          1.377        14,063,167
                                                              2004      1.204          1.311        16,356,631
                                                              2003      0.923          1.204        18,163,714
                                                              2002      1.216          0.923        19,758,109
                                                              2001      1.287          1.216        19,646,073
                                                              2000      1.132          1.287        12,889,045
                                                              1999      1.029          1.132         8,670,638
                                                              1998      1.000          1.029         3,232,444

   Large Cap Growth Fund -- Class I (7/02)..................  2005      1.130          1.173         1,045,080
                                                              2004      1.140          1.130         1,300,287
                                                              2003      0.800          1.140           531,134
                                                              2002      1.000          0.800            37,706

   Small Cap Growth Fund -- Class I (5/00)..................  2005      0.969          1.002         5,020,579
                                                              2004      0.853          0.969         5,707,331
                                                              2003      0.581          0.853         6,425,059
                                                              2002      0.903          0.581         5,433,439
                                                              2001      0.987          0.903         4,642,573
                                                              2000      1.000          0.987         2,056,506

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............  2005      0.591          0.634         2,770,233
                                                              2004      0.563          0.591         2,955,522
                                                              2003      0.442          0.563         3,054,095
                                                              2002      0.588          0.442         2,972,707
                                                              2001      0.783          0.588         2,101,669

   Convertible Securities Portfolio (5/98)..................  2005      1.520          1.504         8,757,633
                                                              2004      1.450          1.520        10,573,736
                                                              2003      1.165          1.450        10,930,899
                                                              2002      1.270          1.165        12,056,558
                                                              2001      1.299          1.270        12,986,021
                                                              2000      1.170          1.299         7,553,759
                                                              1999      1.000          1.170         2,431,429
                                                              1998      1.000          1.000           414,907

   Disciplined Mid Cap Stock Portfolio (6/97)...............  2005      2.146          2.380         5,986,220
                                                              2004      1.869          2.146         7,389,340
                                                              2003      1.417          1.869         8,080,624
                                                              2002      1.677          1.417         8,864,245

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Disciplined Mid Cap Stock Portfolio  (continued).........  2001      1.773          1.677         8,489,614
                                                              2000      1.541          1.773         8,454,275
                                                              1999      1.377          1.541         6,716,626
                                                              1998      1.195          1.377         5,142,990
                                                              1997      1.000          1.195         1,668,733

   Equity Income Portfolio (12/96)..........................  2005      1.810          1.864        23,418,224
                                                              2004      1.670          1.810        28,399,295
                                                              2003      1.291          1.670        31,475,807
                                                              2002      1.521          1.291        34,048,347
                                                              2001      1.652          1.521        37,812,927
                                                              2000      1.535          1.652        37,849,058
                                                              1999      1.484          1.535        35,687,217
                                                              1998      1.339          1.484        25,733,333
                                                              1997      1.026          1.339         6,719,150
                                                              1996      1.000          1.026            30,196

   Federated High Yield Portfolio (1/97)....................  2005      1.464          1.480        11,404,495
                                                              2004      1.345          1.464        14,387,685
                                                              2003      1.114          1.345        17,386,355
                                                              2002      1.089          1.114        17,457,622
                                                              2001      1.084          1.089        18,647,220
                                                              2000      1.196          1.084        19,736,049
                                                              1999      1.177          1.196        22,260,856
                                                              1998      1.140          1.177        18,811,555
                                                              1997      1.000          1.140         4,566,993

   Federated Stock Portfolio (1/97).........................  2005      1.737          1.804         6,419,270
                                                              2004      1.593          1.737         8,023,109
                                                              2003      1.266          1.593         9,198,349
                                                              2002      1.592          1.266        10,775,970
                                                              2001      1.588          1.592        12,221,263
                                                              2000      1.552          1.588        13,157,332
                                                              1999      1.494          1.552        14,406,177
                                                              1998      1.285          1.494        11,892,034
                                                              1997      1.000          1.285         3,816,999
                                                              1997      1.000          1.000                --

   Large Cap Portfolio (12/96)..............................  2005      1.435          1.538        16,715,712
                                                              2004      1.366          1.435        20,122,965
                                                              2003      1.111          1.366        23,324,386

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Large Cap Portfolio  (continued).........................  2002      1.459          1.111        27,044,542
                                                              2001      1.790          1.459        31,933,410
                                                              2000      2.123          1.790        34,231,282
                                                              1999      1.665          2.123        28,051,763
                                                              1998      1.245          1.665        15,040,703
                                                              1997      1.023          1.245         4,815,858
                                                              1996      1.000          1.023             7,800

   Mercury Large Cap Core Portfolio (5/98)..................  2005      0.922          1.019         1,296,684
                                                              2004      0.807          0.922         1,202,932
                                                              2003      0.675          0.807         1,272,971
                                                              2002      0.915          0.675         1,529,363
                                                              2001      1.197          0.915         2,090,679
                                                              2000      1.285          1.197         1,772,277
                                                              1999      1.054          1.285           669,474
                                                              1998      1.000          1.054           211,400

   MFS Emerging Growth Portfolio (12/96)....................  2005      1.259          1.221                --
                                                              2004      1.132          1.259        15,867,536
                                                              2003      0.889          1.132        18,275,885
                                                              2002      1.371          0.889        20,932,892
                                                              2001      2.179          1.371        25,825,528
                                                              2000      2.766          2.179        29,190,353
                                                              1999      1.587          2.766        22,881,721
                                                              1998      1.198          1.587        15,538,984
                                                              1997      1.004          1.198         4,218,974
                                                              1996      1.000          1.004            31,886

   MFS Mid Cap Growth Portfolio (4/98)......................  2005      0.994          1.010        27,403,205
                                                              2004      0.883          0.994        12,380,637
                                                              2003      0.653          0.883        14,200,226
                                                              2002      1.295          0.653        14,799,098
                                                              2001      1.721          1.295        16,854,809
                                                              2000      1.595          1.721        14,558,647
                                                              1999      0.985          1.595         4,760,902
                                                              1998      1.000          0.985           965,761

   MFS Total Return Portfolio (1/97)........................  2005      1.765          1.792        42,204,461
                                                              2004      1.606          1.765        47,789,684
                                                              2003      1.397          1.606        53,094,881
                                                              2002      1.496          1.397        56,799,647

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   MFS Total Return Portfolio  (continued)..................  2001      1.517          1.496        58,954,968
                                                              2000      1.319          1.517        53,326,538
                                                              1999      1.303          1.319        54,290,552
                                                              1998      1.183          1.303        42,017,841
                                                              1997      1.000          1.183         9,959,634
                                                              1997      1.000          1.000                --

   MFS Value Portfolio (7/00)...............................  2005      1.065          1.118           471,009
                                                              2004      0.952          1.065            90,870
                                                              2003      0.855          0.952                --
                                                              2002      0.997          0.855               500
                                                              2001      1.027          0.997               500
                                                              2000      1.003          1.027                --

   Mondrian International Stock Portfolio (12/96)...........  2005      1.153          1.245        17,891,801
                                                              2004      1.010          1.153        20,542,498
                                                              2003      0.796          1.010        22,629,357
                                                              2002      0.928          0.796        26,640,453
                                                              2001      1.275          0.928        31,145,128
                                                              2000      1.460          1.275        30,394,514
                                                              1999      1.216          1.460        25,226,349
                                                              1998      1.095          1.216        17,270,810
                                                              1997      1.027          1.095         5,694,288
                                                              1996      1.000          1.027             5,702

   Pioneer Fund Portfolio (8/03)............................  2005      1.333          1.394            22,706
                                                              2004      1.217          1.333            21,888
                                                              2003      1.000          1.217            12,842

   Pioneer Strategic Income Portfolio (12/96)...............  2005      1.439          1.472         2,850,190
                                                              2004      1.316          1.439         3,363,166
                                                              2003      1.116          1.316         3,908,585
                                                              2002      1.069          1.116         4,569,590
                                                              2001      1.040          1.069         5,471,566
                                                              2000      1.059          1.040         5,247,966
                                                              1999      1.062          1.059         4,489,463
                                                              1998      1.070          1.062         3,797,291
                                                              1997      1.007          1.070         1,132,608
                                                              1996      1.000          1.007             3,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Strategic Equity Portfolio (12/96).......................  2005      1.403          1.412        24,707,241
                                                              2004      1.291          1.403        29,314,349
                                                              2003      0.988          1.291        34,083,675
                                                              2002      1.508          0.988        39,829,841
                                                              2001      1.765          1.508        49,964,273
                                                              2000      2.189          1.765        55,775,319
                                                              1999      1.679          2.189        47,167,905
                                                              1998      1.319          1.679        31,011,054
                                                              1997      1.037          1.319         8,259,362
                                                              1996      1.000          1.037             2,250

   Travelers Quality Bond Portfolio (12/96).................  2005      1.409          1.412        20,273,723
                                                              2004      1.383          1.409        23,570,906
                                                              2003      1.311          1.383        28,033,537
                                                              2002      1.257          1.311        32,768,047
                                                              2001      1.190          1.257        35,205,769
                                                              2000      1.128          1.190        26,960,877
                                                              1999      1.131          1.128        26,069,226
                                                              1998      1.057          1.131        15,435,236
                                                              1997      1.001          1.057         3,137,736
                                                              1996      1.000          1.001            95,203

   U.S. Government Securities Portfolio (4/05)..............  2005      1.052          1.083           211,129

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio -- Class I Shares
   (12/03)..................................................  2005      0.997          1.006           177,252
                                                              2004      0.999          0.997           204,843
                                                              2003      0.999          0.999           140,446

   Social Awareness Stock Portfolio (8/05)..................  2005      1.083          1.115            81,296

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............  2005      1.215          1.247        13,425,577
                                                              2004      1.049          1.215        13,686,038
                                                              2003      0.814          1.049        13,579,574
                                                              2002      1.024          0.814        13,051,055
                                                              2001      1.069          1.024         8,766,086

   Enterprise Portfolio -- Class II Shares (12/00)..........  2005      0.688          0.731         2,200,874
                                                              2004      0.672          0.688         2,353,680

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
PORTFOLIO                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
NAME                                                          YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Enterprise Portfolio -- Class II Shares  (continued).....  2003      0.542          0.672         2,465,279
                                                              2002      0.781          0.542         2,652,351
                                                              2001      0.997          0.781         2,530,977

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........  2005      1.019          1.172        14,943,854
                                                              2004      0.897          1.019        13,917,723
                                                              2003      0.710          0.897        12,297,582
                                                              2002      0.796          0.710        10,767,860
                                                              2001      0.923          0.796         8,215,904

   Dynamic Capital Appreciation Portfolio -- Service Class
   2 (6/01).................................................  2005      0.755          0.899           258,978
                                                              2004      0.756          0.755           492,929
                                                              2003      0.614          0.756           784,129
                                                              2002      0.673          0.614         1,029,633
                                                              2001      0.957          0.673           101,442

   Mid Cap Portfolio -- Service Class 2 (1/01)..............  2005      1.486          1.729         7,176,700
                                                              2004      1.209          1.486         6,512,470
                                                              2003      0.887          1.209         5,739,048
                                                              2002      0.999          0.887         4,832,433
                                                              2001      1.050          0.999         1,308,941

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large -- Cap Growth Portfolio -- Class B.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund -- Class III changed its name to Mercury Value Opportunities V.I. Fund -- Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund -- Class III changed its name to Mercury Global Allocation V.I. Fund -- Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Newberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth -- Income Fund -- Class 2 Shares and is no longer available as a funding option.


On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.



On 02/25/2005, The Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.



On 02/25/2005, The Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by The Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.


Travelers Series Fund Inc.: Pioneer Strategic Income Portfolio was closed to new sales on 05/01/2001 and has been reopened as of 5/3/2004.

AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares is no longer available to new contract owners.

Janus Aspen Series: Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract owners.

Janus Aspen Series: Global Life Science Portfolio -- Service Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                             The Insurance Company
                             Principal Underwriter
                             Distribution and Principal Underwriting Agreement Valuation of Assets
                             Federal Tax Considerations
                             Independent Registered Public Accounting Firm Financial Statements


Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-13-14 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-13-14.


Name: _______________________________________

Address: ____________________________________

         ____________________________________

Check Box:

[ ] MIC-Book-13-14

[ ] MLAC-Book-13-14

Book 13                                                              May 1, 2006

                    METLIFE ACCESS SELECT ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES


This prospectus describes METLIFE ACCESS SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." The Contracts are not offered to new purchasers. You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options invest in the following Underlying Funds:



AIM VARIABLE INSURANCE FUNDS (SERIES I)
   AIM V.I. Core Equity Fund(+)
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Dreyfus Variable Investment Fund Appreciation Portfolio Dreyfus Variable Investment Fund Developing Leaders Portfolio
JANUS ASPEN SERIES (SERVICE SHARES)
   Global Life Sciences Portfolio
   Global Technology Portfolio
   Worldwide Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.(+)
   Legg Mason Partners Variable All Cap Portfolio -- Class I(+) Legg Mason Partners Variable Investors Portfolio(+)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II(+)
   Legg Mason Partners Variable Appreciation Portfolio(+)
   Legg Mason Partners Variable Equity Index Portfolio -- Class
     II(+)
   Legg Mason Partners Variable Fundamental Value Portfolio(+) LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.(+)
   Legg Mason Partners Variable Aggressive Growth Portfolio(+) Legg Mason Partners Variable Large Cap Growth Portfolio(+)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock Portfolio -- Class A(+)
   Federated High Yield Portfolio -- Class A(+)
   Harris Oakmark International Portfolio -- Class A(+)
   Janus Capital Appreciation Portfolio -- Class A(+)
   Lord Abbett Bond Debenture Portfolio -- Class A(+)
   Lord Abbett Growth and Income Portfolio -- Class B(+)
   Met/AIM Capital Appreciation Portfolio
     Portfolio --
     Class A(+)
   Neuberger Berman Real Estate Portfolio
     Portfolio --
     Class A(+)
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio --
     Class D(+)
   BlackRock Bond Income Portfolio -- Class A(+)
   BlackRock Money Market Portfolio -- Class A(+)
   FI Large Cap Portfolio -- Class A(+)
   FI Value Leaders Portfolio -- Class D(+)
   MFS Total Return Portfolio -- Class F(+)
   T. Rowe Price Large Cap Growth Portfolio  --
     Class B(+)
PIMCO VARIABLE INSURANCE TRUST
(ADMINISTRATIVE CLASS)
   Total Return Portfolio
PUTNAM VARIABLE TRUST (CLASS IB)
   Putnam VT International Equity Fund
VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
   Comstock Portfolio
   Emerging Growth Portfolio
VARIABLE INSURANCE PRODUCTS FUND
(SERVICE CLASS 2)
   VIP Contrafund(R) Portfolio
   VIP Mid Cap Portfolio


--------------
(+) This Underlying Fund has been subject to a merger, substitution or name change. Please see The Annuity Contract -- The Variable Funding Options for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the

Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary..........................................       3
Summary...........................................       5
Fee Table.........................................       8
Condensed Financial Information...................      12
The Annuity Contract..............................      12
   Contract Owner Inquiries.......................      13
   Purchase Payments..............................      13
   Accumulation Units.............................      13
   The Variable Funding Options...................      14
Fixed Account.....................................      18
Charges and Deductions............................      18
   General........................................      18
   Administrative Charges.........................      19
   Mortality and Expense Risk Charge..............      19
   Variable Funding Option Expenses...............      19
   Premium Tax....................................      19
   Changes in Taxes Based upon
     Premium or Value.............................      19
Transfers.........................................      20
   Dollar Cost Averaging..........................      21
Access to Your Money..............................      22
   Systematic Withdrawals.........................      23
   Loans..........................................      23
Ownership Provisions..............................      23
   Types of Ownership.............................      23
     Contract Owner...............................      23
     Beneficiary..................................      23
     Annuitant....................................      24
Death Benefit.....................................      24
   Death Proceeds before the Maturity Date........      24
   Payment of Proceeds............................      24
   Beneficiary Contract Continuance...............      26
   Planned Death Benefit..........................      26
   Death Proceeds after the Maturity Date.........      27
The Annuity Period................................      27
   Maturity Date..................................      27
   Allocation of Annuity..........................      27
   Variable Annuity...............................      27
   Fixed Annuity..................................      28
Payment Options...................................      28
   Election of Options............................      28
   Annuity Options................................      28
   Income Options.................................      29
   Variable Liquidity Benefit.....................      29
Miscellaneous Contract Provisions.................      30
   Right to Return................................      30
   Termination....................................      30
   Required Reports...............................      30
   Suspension of Payments.........................      30
The Separate Accounts.............................      30
   Performance Information........................      31
Federal Tax Considerations........................      31
   General Taxation of Annuities..................      31
   Types of Contracts: Qualified
     and Non-qualified............................      32
   Qualified Annuity Contracts....................      32
     Taxation of Qualified Annuity
       Contracts..................................      32
     Mandatory Distributions for
       Qualified Plans............................      33
   Non-qualified Annuity Contracts................      33
     Diversification Requirements for
       Variable Annuities.........................      35
     Ownership of the Investments.................      35
     Taxation of Death Benefit Proceeds...........      35
   Other Tax Considerations.......................      35
     Treatment of Charges for Optional
       Benefits...................................      35
     Penalty Tax for Premature Distribution.......      35
     Puerto Rico Tax Considerations...............      36
     Non-Resident Aliens..........................      36
Other Information.................................      36
   The Insurance Companies........................      36
   Financial Statements...........................      36
   Distribution of Variable Annuity
     Contracts....................................      36
   Conformity with State and Federal Laws.........      38
   Voting Rights..................................      39
   Restrictions on Financial Transactions.........      39
   Legal Proceedings .............................      39
Appendix A: Condensed Financial
   Information for MetLife of CT
   Fund ABD for Variable Annuities................     A-1
Appendix B: Condensed Financial
   Information for MetLife of CT Fund
   ABD II for Variable Annuities..................     B-1
Appendix C: The Fixed Account.....................     C 1
Appendix D: Contents of the Statement
   of Additional Information......................     D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          METLIFE ACCESS SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). of MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contracts are not offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE . If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................  $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge...........................................  1.25%(2)
Administrative Expense Charge.............................................  0.15%
   Total Annual Separate Account Charges..................................  1.40%

----
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2) We are waiving the Mortality & Expense Risk Charge on the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust in an amount equal to the underlying fund expenses that are in excess of 0.90%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM   MAXIMUM
                                                                         -------   -------
TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Underlying Fund assets, including management fees,
distribution and/or service fees (12b-1) fees, and other expenses).....     0.42%     1.69%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                         DISTRIBUTION                              CONTRACTUAL FEE  NET TOTAL
                                            AND/OR                  TOTAL ANNUAL        WAIVER       ANNUAL
                           MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING     AND/OR EXPENSE  OPERATING
UNDERLYING FUND               FEE            FEES        EXPENSES      EXPENSES     REIMBURSEMENT   EXPENSES**
-------------------------  ----------   ---------------  --------  -------------   ---------------  ----------
AIM VARIABLE INSURANCE
FUNDS
   AIM V.I. Core Equity
     Fund -- Series I....        0.60%               --      0.27%          0.87%               --        0.87%(1)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio(+)........        1.25%               --      0.44%          1.69%               --        1.69%

                                           DISTRIBUTION                             CONTRACTUAL FEE  NET TOTAL
                                              AND/OR                  TOTAL ANNUAL       WAIVER        ANNUAL
                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING    AND/OR EXPENSE  OPERATING
UNDERLYING FUND                 FEE            FEES         EXPENSES     EXPENSES    REIMBURSEMENT   EXPENSES**
---------------------------  ----------   ---------------   --------  ------------  ---------------  ----------
DREYFUS VARIABLE
   INVESTMENT FUND
   Dreyfus Variable
     Investment Fund
     Appreciation
     Portfolio --
     Initial Shares........        0.75%               --       0.05%         0.80%              --        0.80%
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio --
     Initial Shares........        0.75%               --       0.06%         0.81%              --        0.81%
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio --
     Service Shares(*).....        0.64%             0.25%      0.31%         1.20%              --        1.20%
   Global Technology
     Portfolio --
     Service Shares(*).....        0.64%             0.25%      0.09%         0.98%              --        0.98%
   Worldwide Growth
     Portfolio --
     Service Shares(*).....        0.60%             0.25%      0.01%         0.86%              --        0.86%(2)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I          0.75%               --       0.07%         0.82%              --        0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio.............        0.65%               --       0.06%         0.71%              --        0.71%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable
     Appreciation
     Portfolio.............        0.70%               --       0.02%         0.72%              --        0.72%
   Legg Mason Partners
     Variable
     Diversified
     Strategic Income
     Portfolio(+)..........        0.65%               --       0.12%         0.77%              --        0.77%
   Legg Mason Partners
     Variable Equity
     Index Portfolio --
     Class II(*)...........        0.31%             0.25%      0.03%         0.59%              --        0.59%
   Legg Mason Partners
     Variable
     Fundamental Value
     Portfolio.............        0.75%               --       0.03%         0.78%              --        0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio(++)..        0.75%               --       0.02%         0.77%              --        0.77%(3)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio(++)..        0.75%               --       0.04%         0.79%              --        0.79%(3)
MET INVESTORS SERIES
   TRUST
   Batterymarch Mid-Cap
     Stock Portfolio --
     Class A.............          0.70%               --       0.10%         0.80%              --        0.80%(9)
   Federated High Yield
     Portfolio -- Class A          0.60%               --       0.21%         0.81%              --        0.81%(9)

                                           DISTRIBUTION                               CONTRACTUAL FEE   NET TOTAL
                                              AND/OR                   TOTAL ANNUAL       WAIVER         ANNUAL
                             MANAGEMENT   SERVICE (12b-1)    OTHER      OPERATING      AND/OR EXPENSE   OPERATING
UNDERLYING FUND                 FEE            FEES         EXPENSES     EXPENSES      REIMBURSEMENT    EXPENSES**
---------------------------- ----------   ---------------   --------   ------------   ---------------   ----------
   Harris Oakmark
     International
     Portfolio -- Class A          0.82%               --       0.13%          0.95%               --         0.95%
   Janus Capital
     Appreciation
     Portfolio -- Class A          0.65%               --       0.09%          0.74%               --         0.74%(9)
   Lord Abbett Bond
     Debenture Portfolio
     -- Class A.............       0.51%               --       0.05%          0.56%               --         0.56%
   Lord Abbett Growth
     and Income
     Portfolio -- Class
     B(*)...................       0.50%             0.25%      0.04%          0.79%               --         0.79%(10)
   Met/AIM Capital
     Appreciation
     Portfolio -- Class A          0.76%               --       0.05%          0.81%               --         0.81%(9)
   Neuberger Berman Real
     Estate Portfolio --
     Class A................       0.67%               --       0.03%          0.70%               --         0.70%
METROPOLITAN SERIES
   FUND, INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D(*).............       0.73%             0.10%      0.06%          0.89%               --         0.89%
   BlackRock Bond Income
     Portfolio -- Class A          0.40%               --       0.07%          0.47%               --         0.47%(4)
   BlackRock Money
     Market Portfolio --
     Class A................       0.35%               --       0.07%          0.42%             0.01%        0.41%(5)
   FI Large Cap
     Portfolio -- Class A          0.80%               --       0.06%          0.86%               --         0.86%(6)
   FI Value Leaders
     Portfolio -- Class
     D(*)...................       0.66%             0.10%      0.07%          0.83%               --         0.83%
   MFS Total Return
     Portfolio -- Class
     F(*)...................       0.57%             0.20%      0.16%          0.93%               --         0.93%(7)
   T. Rowe Price Large
     Cap Growth
     Portfolio -- Class
     B(*)...................       0.60%             0.25%      0.12%          0.97%               --         0.97%(8)
PIMCO VARIABLE INSURANCE
   TRUST
   Total Return
     Portfolio --
     Administrative Class          0.25%             0.15%      0.25%          0.65%               --         0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund --
     Class IB(*+)...........       0.70%             0.25%      0.47%          1.42%               --        1.42%
   Putnam VT
     International
     Equity Fund --
     Class IB(*)............       0.75%             0.25%      0.18%          1.18%               --         1.18%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Comstock Portfolio
     Class II(*)............       0.56%             0.25%      0.03%          0.84%               --         0.84%
   Emerging Growth
     Portfolio Class II(*)..       0.70%             0.25%      0.07%          1.02%               --         1.02%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
     Portfolio --
     Service Class 2(*).....       0.57%             0.25%      0.09%          0.91%               --         0.91%
   VIP Mid Cap Portfolio
     -- Service Class 2(*)..       0.57%             0.25%      0.12%          0.94%               --         0.94%

--------------
(*) The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

(**) Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of the fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

(+)     Closed to new investors.

(++) Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007. As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.


(2) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.


(3) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.

(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

(10) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge and are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE

                                          IF CONTRACT IS SURRENDERED AT THE END     IF CONTRACT IS NOT SURRENDERED OR
                                                    OF PERIOD SHOWN:              ANNUITIZED AT THE END OF PERIOD SHOWN:
                                         --------------------------------------   ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
---------------------------------------  ------   -------    -------   --------   ------    -------    -------    --------
Underlying Fund with Minimum Total
Annual Operating Expenses..............  $  316   $   964    $  1635   $   3419   $  316    $   964    $  1635    $   3419
Underlying Fund with Maximum Total
Annual Operating Expenses..............  $  189   $   584    $  1003   $   2170   $  189    $   584    $  1003    $   2170

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

MetLife Access Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund of limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


              UNDERLYING                             INVESTMENT                            INVESTMENT
                 FUND                                OBJECTIVE                         ADVISER/SUBADVISER
------------------------------------  ---------------------------------------  -----------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund --       The Fund's investment objective is       A I M Advisors, Inc.
     Series I                         growth of capital.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging       Seeks long-term growth of capital.       Credit Suisse Asset Management, LLC
     Markets Portfolio+                                                        Subadviser: Credit Suisse Asset
                                                                               Management Limited (U.K.),
                                                                               (Australia)

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund   Seeks long-term capital growth           The Dreyfus Corporation
     Appreciation Portfolio --        consistent with the preservation of      Subadviser: Fayez Sarofim & Co.
     Initial Shares                   capital, with growth of current income
                                      as a secondary objective.
   Dreyfus Variable Investment Fund   Seeks capital growth.                    The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares

JANUS ASPEN SERIES
   Global Life Sciences Portfolio --  Seeks long-term growth of capital.       Janus Capital Management LLC
     Service Shares
   Global Technology Portfolio --     Seeks long-term growth of capital.       Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --      Seeks long-term growth of capital in a   Janus Capital Management LLC
     Service Shares                   manner consistent with the preservation
                                      of capital.

              UNDERLYING                              INVESTMENT                               INVESTMENT
                 FUND                                 OBJECTIVE                            ADVISER/SUBADVISER
-------------------------------------  -----------------------------------------  ----------------------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All    Seeks capital appreciation.                Salomon Brothers Asset Management
     Cap Portfolio -- Class I                                                     Inc.
   Legg Mason Partners Variable        Seeks long-term growth of capital.         Salomon Brothers Asset Management
     Investors Portfolio               Secondarily seeks current income.          Inc.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable        Long-term appreciation of capital.         Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable        High current income.                       Smith Barney Fund Management LLC
     Diversified Strategic Income                                                 Subadviser: Citigroup Asset
     Portfolio+*                                                                  Management Ltd.
   Legg Mason Partners Variable        Investment results that, before            TIMCO Asset Management Inc.
     Equity Index Portfolio -- Class   expenses, correspond to the price and
     II                                yield performance of the S&P 500 Index.
   Legg Mason Partners Variable        Long-term capital growth. Current          Smith Barney Fund Management LLC
     Fundamental Value Portfolio       income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable        Seeks long-term capital appreciation.      Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable        Seeks long-term growth of capital with
   Large Cap Growth Portfolio          current income as a secondary objective.

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock          Seeks growth of capital.                   Met Investors Advisory LLC
     Portfolio -- Class A                                                         Subadviser: Batterymarch Financial
                                                                                  Management, Inc.
   Federated High Yield Portfolio --   Seeks high current income.                 Met Investors Advisory LLC
     Class A                                                                      Subadviser: Federated Investment
                                                                                  Management Company
   Harris Oakmark International        Seeks long-term capital appreciation.      Met Investors Advisory LLC
     Portfolio -- Class A                                                         Subadviser: Harris Associates L.P.
   Janus Capital Appreciation          Seeks capital appreciation.                Met Investors Advisory LLC
     Portfolio -- Class A                                                         Subadviser: Janus Capital
                                                                                  Management LLC
   Lord Abbett Bond Debenture          Seeks high current income and the          Met Investors Advisory LLC
     Portfolio -- Class A              opportunity for capital appreciation to    Subadviser: Lord, Abbett & Co. LLC
                                       produce a high total return.
   Lord Abbett Growth and Income       Seeks growth of capital and current        Met Investors Advisory LLC
     Portfolio -- Class B              income without excessive fluctuations      Subadviser: Lord, Abbett & Co. LLC
                                       in the market value.
   Met/AIM Capital Appreciation        Seeks capital appreciation.                Met Investors Advisory LLC
     Portfolio -- Class A                                                         Subadviser:  AIM Capital
                                                                                  Management, Inc.
   Neuberger Berman Real Estate        Seeks to provide total return through      Met Investors Advisory LLC
     Portfolio -- Class A              investment in real estate securities,      Subadviser: Neuberger Berman
                                       emphasizing both capital appreciation      Management, Inc.
                                       and current income
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth         Seeks maximum capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class D                                                         Subadviser: BlackRock Advisors,
                                                                                  Inc.
   BlackRock Bond Income Portfolio --  Seeks competitive total return             MetLife Advisers, LLC
     Class A                           primarily from investing in                Subadviser: BlackRock Advisors,
                                       fixed-income securities.                   Inc.
   BlackRock Money Market Portfolio    Seeks a high level of current income       MetLife Advisers, LLC
     -- Class A                        consistent with preservation of capital.   Subadviser: BlackRock Advisors,
                                                                                  Inc.
   FI Large Cap Portfolio -- Class A   Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                  Subadviser: Fidelity Management &
                                                                                  Research Company


              UNDERLYING                              INVESTMENT                            INVESTMENT
                 FUND                                 OBJECTIVE                         ADVISER/SUBADVISER
-------------------------------------  ---------------------------------------  ---------------------------------
   FI Value Leaders Portfolio --       Seeks long-term growth of capital.       MetLife Advisers, LLC
     Class D                                                                    Subadviser: Fidelity Management &
                                                                                Research Company
   MFS Total Return Portfolio --       Seeks a favorable total return through   MetLife Advisers, LLC Subadviser:
     Class F                           investment in a diversified portfolio.   Massachusetts Financial Services
                                                                                Company
   T. Rowe Price Large Cap Growth      Seeks long-term growth of capital and,   MetLife Advisers, LLC
     Portfolio -- Class B              secondarily, dividend income.            Subadviser: T. Rowe Price
                                                                                Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --           Seeks maximum total return, consistent   Pacific Investment Management
     Administrative Class              with preservation of capital and         Company LLC
                                       prudent investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --  Seeks long-term growth of capital.       Putnam Investment Management, LLC
     Class IB(+)
   Putnam VT International Equity      Seeks capital appreciation.              Putnam Investment Management, LLC
     Fund -- Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II         Seeks capital growth and income through  Van Kampen Asset Management investments in equity securities,
                                       including common stocks, preferred
                                       stocks and securities convertible into
                                       common and preferred stocks.
   Emerging Growth Portfolio Class II  Seeks capital appreciation.              Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --      Seeks long-term capital appreciation.    Fidelity Management & Research
     Service Class 2                                                            Company
   VIP Mid Cap Portfolio -- Service    Seeks long-term growth of capital.       Fidelity Management & Research
     Class 2                                                                    Company

------
(+)   Closed to new investors.

(*) This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below.


ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


UNDERLYING FUND NAME CHANGES

                     FORMER NAME                                              NEW NAME
-----------------------------------------------------  -----------------------------------------------------------
GREENWICH STREET SERIES FUND                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                 Legg Mason Partners Variable Equity Index Portfolio
   Appreciation Portfolio                                 Legg Mason Partners Variable Appreciation Portfolio
   Fundamental Value                                      Legg Mason Partners Variable Fundamental Value
                                                            Portfolio
   Diversified Strategic Income Portfolio                 Legg Mason Partners Variable Diversified Strategic
                                                            Income Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.            LEGG MASON PARTNERS VARIABLE PORTFOLIO I, INC.
   All Cap Fund                                           Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                         Legg Mason Partners Variable Investors Portfolio
TRAVELERS SERIES FUND, INC.                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Smith Barney Aggressive Growth Portfolio               Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio     Legg Mason Partners Variable Large Cap Growth Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.


          FORMER UNDERLYING FUND                 NEW UNDERLYING FUND
-------------------------------------  -----------------------------------------
The Travelers Series Trust             Met Investors Series Trust
   AIM Capital Appreciation Portfolio     Met/AIM Capital Appreciation Portfolio

Convertible Securities Portfolio        Lord Abbett Bond Debenture Portfolio
Disciplined Mid Cap Stock Portfolio     Batterymarch Mid-Cap Stock Portfolio
Federated High Yield Portfolio          Federated High Yield Portfolio
Federated Stock Portfolio               Lord Abbett Growth and Income Portfolio
Mondrian International Stock Portfolio  Harris Oakmark International Portfolio


          FORMER UNDERLYING FUND                 NEW UNDERLYING FUND
-----------------------------------------  ----------------------------------------
THE TRAVELERS SERIES TRUST                 METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                    FI Value Leaders Portfolio
   Large Cap Portfolio                        FI Large Cap Portfolio
   MFS Mid Cap Growth Portfolio               BlackRock Aggressive Growth Portfolio
   MFS Total Return Portfolio                 MFS Total Return Portfolio
   Strategic Equity Portfolio                 FI Large Cap Portfolio
   Travelers Quality Bond Portfolio           BlackRock Bond Income Portfolio
                                           MET INVESTORS SERIES TRUST
Capital Appreciation Fund                     Janus Capital Appreciation Portfolio
                                           METROPOLITAN SERIES FUND, INC.
Money Market Portfolio                        BlackRock Money Market Portfolio
AIM Variable Insurance Fund                AIM VARIABLE INSURANCE FUND
   AIM V.I. Premier Equity Fund               AIM V.I. Core Equity Fund



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.


                    FORMER UNDERLYING FUND                         NEW UNDERLYING FUND
----------------------------------------------------  -------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.  METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio          T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                    MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                              Neuberger Berman Real Estate Portfolio

JANUS ASPEN SERIES                                    METROPOLITAN SERIES FUND, INC.
   Balanced Portfolio                                    MFS Total Return Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Dreyfus Variable Investment Fund Developing Leaders Portfolio, the Janus Aspen Global Technology Portfolio, the Janus Aspen Worldwide Growth Portfolio, the Harris Oakmark International Portfolio, the Lord Abbett Bond Debenture Portfolio, the Putnam VT International Equity Fund, the Credit Suisse Trust Emerging Markets Portfolio, and the Legg Mason Partners Variable Diversified Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual

Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. Programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable period. Under each Program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the

Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

      (1)   your Contract Value on the Death Report Date;

      (2)   the total Purchase Payments made under your Contract; or

      (3) the Contract Value on the latest fifth Contract year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

      (1)   your Contract Value on the Death Report Date;

      (2)   the total Purchase Payments made under your Contract; or

      (3) the Contract Value on the latest fifth Contract year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,          THE COMPANY WILL                                              MANDATORY PAYOUT
       UPON THE DEATH OF THE          PAY THE PROCEEDS TO:    UNLESS. . .                               RULES APPLY*
----------------------------------  ------------------------  -------------------------------------  -----------------
OWNER (WHO IS NOT THE ANNUITANT)    The beneficiary (ies),    Unless, the beneficiary elects to      Yes
(WITH NO JOINT                      or if none, to the        continue the Contract rather

     BEFORE THE MATURITY DATE,          THE COMPANY WILL                                              MANDATORY PAYOUT
       UPON THE DEATH OF THE          PAY THE PROCEEDS TO:    UNLESS. . .                               RULES APPLY*
----------------------------------  ------------------------  -------------------------------------  -----------------
OWNER)
                                    Contract Owner's estate.  than receive the distribution.

OWNER (WHO IS THE ANNUITANT) (WITH  The beneficiary (ies),    Unless, the beneficiary elects to      Yes
NO JOINT OWNER)                     or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive the distribution.

JOINT OWNER (WHO IS NOT THE         The surviving joint       Unless the surviving joint owner       Yes
ANNUITANT)                          owner.                    elects to continue the Contract
                                                              rather than receive the distribution.

Joint Owner (who is the             The beneficiary (ies),    Unless, the beneficiary/surviving      Yes
Annuitant)                          or if none, to the        joint elects to continue the
                                    surviving joint owner.    Contract rather than receive the
                                                              distribution.

ANNUITANT (WHO IS NOT THE JOINT     The beneficiary (ies),    Unless the beneficiary elects to       Yes
CONTRACT OWNER)                     or if none, to the        continue the Contract rather than
                                    Contract Owner. If the    receive the distribution.
                                    Contract Owner is not
                                    living, then to the       But if there is a Contingent
                                    surviving joint owner.    Annuitant, then the Contingent
                                    If none, then to the      Annuitant becomes the Annuitant and
                                    Contract Owner's estate.  the Contract continues in effect
                                                              (generally using the original
                                                              Maturity Date). The proceeds will
                                                              then be paid upon the death of the
                                                              Contingent Annuitant owner.

ANNUITANT (WHO IS THE CONTRACT      The death of "owner who                                          Yes
OWNER)                              is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A         The beneficiary (ies),                                           Yes (Death of
NONNATURAL ENTITY/TRUST)            or if none, to the owner                                         Annuitant is
                                                                                                     treated as death
                                                                                                     of the owner in
                                                                                                     these
                                                                                                     circumstances.)

CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                            N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.

BENEFICIARY                         No death proceeds are                                            N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                            N/A
                                    payable; Contract
                                    continues.

                               QUALIFIED CONTRACTS

     BEFORE THE MATURITY DATE,          THE COMPANY WILL                                              MANDATORY PAYOUT
       UPON THE DEATH OF THE          PAY THE PROCEEDS TO:    UNLESS. . .                               RULES APPLY*
----------------------------------  ------------------------  -------------------------------------  -----------------
CONTINGENT ANNUITANT                The beneficiary (ies),    Unless the beneficiary elects to       Yes
                                    or if none, to the        continue the Contract rather than
                                    Contract Owner's estate.  receive a distribution.

BENEFICIARY                         No death proceeds are                                            N/A
                                    payable; Contract
                                    continues.

CONTINGENT BENEFICIARY              No death proceeds are                                            N/A
                                    payable; Contract
                                    continues.

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the

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

technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the Federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follow the death or disability of the Contract Owners. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

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

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you of offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     A non-taxable return of your Purchase Payment; and

      -     A taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

Partial Withdrawals: If you make a partial withdrawal of your Contract Value, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

PARTIAL ANNUITIZATION (if available with your Contract): At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is converted to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking Annuity Payments) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59-1/2. We will treat the remaining amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.

We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.

The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

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

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

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

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc., as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates New England Securities Corporation, Metropolitan Life Insurance Company and Walnut Street Securities, Inc. See the Statement of Additional Information -- "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (4/97).........................  2005      1.865          2.174           20,519,771
                                                              2004      1.583          1.865           23,444,034
                                                              2003      1.285          1.583           26,729,382
                                                              2002      1.739          1.285           30,628,302
                                                              2001      2.387          1.739           37,797,218
                                                              2000      3.098          2.387           37,804,248
                                                              1999      2.046          3.098           25,971,911
                                                              1998      1.283          2.046           10,561,314
                                                              1997      1.032          1.283              870,525
                                                              1996      1.000          1.032                   --

   Money Market Portfolio (7/97)............................  2005      1.175          1.192           14,781,794
                                                              2004      1.179          1.175           19,265,493
                                                              2003      1.187          1.179           26,060,260
                                                              2002      1.187          1.187           37,562,237
                                                              2001      1.160          1.187           40,133,062
                                                              2000      1.107          1.160           15,545,185
                                                              1999      1.070          1.107           16,750,270
                                                              1998      1.033          1.070            9,244,927
                                                              1997      1.000          1.033              345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00)..........  2005      0.668          0.696            5,434,277
                                                              2004      0.640          0.668            6,216,851
                                                              2003      0.519          0.640            6,961,089
                                                              2002      0.755          0.519            7,491,542
                                                              2001      0.875          0.755            7,280,717
                                                              2000      1.000          0.875            1,020,328

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................  2005      0.567          0.642           12,264,209
                                                              2004      0.531          0.567           14,267,431
                                                              2003      0.436          0.531           15,968,585
                                                              2002      0.640          0.436           18,860,012

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................  2001      0.786           0.640          21,249,041
                                                              2000      1.000           0.786           8,906,509

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)....  2005      1.195           1.507           2,014,405
                                                              2004      0.970           1.195           1,952,627
                                                              2003      0.688           0.970           2,025,657
                                                              2002      0.789           0.688           2,659,825
                                                              2001      0.886           0.789           2,463,748
                                                              2000      1.313           0.886           2,477,705
                                                              1999      0.734           1.313             892,012
                                                              1998      1.000           0.734             223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)........  2005      2.123           2.244           4,181,107
                                                              2004      1.639           2.123           4,852,394
                                                              2003      1.240           1.639           4,631,163
                                                              2002      1.203           1.240           4,187,869
                                                              2001      1.121           1.203           1,959,474
                                                              2000      0.866           1.121             732,010
                                                              1999      0.901           0.866             357,910
                                                              1998      1.000           0.901              96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (5/98)...................................................  2005      1.089           1.121           7,798,581
                                                              2004      1.051           1.089           9,090,416
                                                              2003      0.880           1.051          10,276,258
                                                              2002      1.071           0.880          10,947,330
                                                              2001      1.198           1.071          11,107,345
                                                              2000      1.223           1.198          10,147,802
                                                              1999      1.112           1.223           7,840,789
                                                              1998      1.000           1.112           2,937,245

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (5/98)............................................  2005      1.244           1.298          11,125,651
                                                              2004      1.133           1.244          12,500,426
                                                              2003      0.872           1.133          13,746,841
                                                              2002      1.094           0.872          13,477,877
                                                              2001      1.182           1.094          11,594,005

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares  (continued)......................................  2000      1.058           1.182           6,798,006
                                                              1999      0.871           1.058           3,387,052
                                                              1998      1.000           0.871           1,435,805

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................  2005      1.426           1.466          14,888,561
                                                              2004      1.329           1.426          15,961,895
                                                              2003      1.082           1.329          16,954,979
                                                              2002      1.330           1.082          16,582,644
                                                              2001      1.405           1.330          13,756,405
                                                              2000      1.431           1.405           9,922,836
                                                              1999      1.283           1.431           6,935,912
                                                              1998      1.092           1.283           3,710,315
                                                              1997      1.000           1.092             506,282

   Diversified Strategic Income Portfolio (6/97)............  2005      1.364           1.380           6,960,623
                                                              2004      1.296           1.364           8,191,128
                                                              2003      1.176           1.296          10,456,243
                                                              2002      1.138           1.176          10,925,399
                                                              2001      1.118           1.138          12,784,586
                                                              2000      1.103           1.118          11,430,969
                                                              1999      1.100           1.103          10,783,437
                                                              1998      1.048           1.100           7,076,327
                                                              1997      1.000           1.048             733,829

   Equity Index Portfolio -- Class II Shares (6/99).........  2005      0.889           0.914          13,990,381
                                                              2004      0.818           0.889          15,621,864
                                                              2003      0.649           0.818          15,860,350
                                                              2002      0.848           0.649          15,365,066
                                                              2001      0.982           0.848          13,010,004
                                                              2000      1.098           0.982           4,272,617
                                                              1999      1.000           1.098             753,819

   Fundamental Value Portfolio (5/98).......................  2005      1.440           1.488          23,517,339
                                                              2004      1.350           1.440          25,754,075
                                                              2003      0.987           1.350          26,495,994
                                                              2002      1.272           0.987          27,230,503
                                                              2001      1.362           1.272          17,065,180
                                                              2000      1.146           1.362           4,380,339

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio  (continued).................  1999       0.953         1.146            1,958,751
                                                              1998       1.000         0.953              708,254

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............  2005       1.004         1.066           10,647,659
                                                              2004       0.941         1.004           12,240,173
                                                              2003       0.839         0.941           14,072,516
                                                              2002       0.911         0.839           14,830,766
                                                              2001       0.972         0.911           13,475,207
                                                              2000       1.000         0.972            4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00)..  2005       0.907         1.004            3,155,118
                                                              2004       0.805         0.907            3,476,009
                                                              2003       0.647         0.805            3,630,574
                                                              2002       0.931         0.647            3,729,488
                                                              2001       1.135         0.931            4,102,883
                                                              2000       1.000         1.135            1,951,454

   Global Technology Portfolio -- Service Shares (5/00).....  2005       0.346         0.381            7,921,106
                                                              2004       0.349         0.346           10,149,731
                                                              2003       0.242         0.349           10,039,692
                                                              2002       0.415         0.242           11,940,339
                                                              2001       0.672         0.415           10,706,223
                                                              2000       1.000         0.672            5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00)......  2005       0.561         0.584           10,682,752
                                                              2004       0.544         0.561           12,214,595
                                                              2003       0.446         0.544           13,388,686
                                                              2002       0.609         0.446           15,628,277
                                                              2001       0.798         0.609           16,824,804
                                                              2000       1.000         0.798            7,908,763

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....  2005       1.213         1.226           16,712,465
                                                              2004       1.173         1.213           18,497,713
                                                              2003       1.132         1.173           20,769,372
                                                              2002       1.053         1.132           20,028,983
                                                              2001       1.000         1.053            4,888,796

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)  2005      0.773          0.817              272,443
                                                              2004      0.728          0.773              306,260
                                                              2003      0.560          0.728              310,382
                                                              2002      0.806          0.560              299,898
                                                              2001      1.000          0.806              269,501

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................  2005      1.011          1.118            2,117,519
                                                              2004      0.882          1.011            2,056,976
                                                              2003      0.696          0.882            1,956,203
                                                              2002      0.857          0.696            3,980,191
                                                              2001      1.000          0.857            1,555,346

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98)..........................  2005      1.655          1.698           10,354,574
                                                              2004      1.549          1.655           11,436,639
                                                              2003      1.130          1.549           11,935,706
                                                              2002      1.529          1.130           11,108,929
                                                              2001      1.522          1.529            5,065,288

   Investors Fund -- Class I (6/98).........................  2005      1.311          1.377           15,084,411
                                                              2004      1.204          1.311           17,246,134
                                                              2003      0.923          1.204           18,513,035
                                                              2002      1.216          0.923           19,285,141
                                                              2001      1.287          1.216           15,853,833
                                                              2000      1.132          1.287            7,090,936
                                                              1999      1.029          1.132            3,905,967
                                                              1998      1.000          1.029            1,764,644

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00)................  2005      0.591          0.634            3,429,858
                                                              2004      0.563          0.591            4,221,518
                                                              2003      0.442          0.563            4,537,981
                                                              2002      0.588          0.442            5,204,466
                                                              2001      0.783          0.588            5,177,186
                                                              2000      1.000          0.783              980,787

   Convertible Securities Portfolio (5/98)..................  2005      1.520          1.504            8,835,146
                                                              2004      1.450          1.520           10,337,381
                                                              2003      1.165          1.450           10,925,597

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Convertible Securities Portfolio  (continued)...............  2002      1.270           1.165          11,385,903
                                                              2001      1.299           1.270           9,680,620
                                                              2000      1.170           1.299           3,349,925
                                                              1999      1.000           1.170           1,137,997
                                                              1998      1.000           1.000             458,699

Disciplined Mid Cap Stock Portfolio (6/97)..................  2005      2.146           2.380           4,699,533
                                                              2004      1.869           2.146           5,287,543
                                                              2003      1.417           1.869           5,505,923
                                                              2002      1.677           1.417           5,642,651
                                                              2001      1.773           1.677           5,089,354
                                                              2000      1.541           1.773           3,629,362
                                                              1999      1.377           1.541           2,663,507
                                                              1998      1.195           1.377           1,425,770
                                                              1997      1.000           1.195             120,880

Equity Income Portfolio (5/97)..............................  2005      1.810           1.864          19,336,704
                                                              2004      1.670           1.810          22,752,381
                                                              2003      1.291           1.670          24,652,637
                                                              2002      1.521           1.291          25,581,166
                                                              2001      1.652           1.521          27,130,603
                                                              2000      1.535           1.652          22,535,737
                                                              1999      1.484           1.535          19,892,863
                                                              1998      1.339           1.484          12,301,819
                                                              1997      1.026           1.339             639,656
                                                              1996      1.000           1.026                  --

Federated High Yield Portfolio (5/97).......................  2005      1.464           1.480           8,626,242
                                                              2004      1.345           1.464           9,967,219
                                                              2003      1.114           1.345          11,222,864
                                                              2002      1.089           1.114          10,745,854
                                                              2001      1.084           1.089          10,746,070
                                                              2000      1.196           1.084          10,245,417
                                                              1999      1.177           1.196          10,237,038
                                                              1998      1.140           1.177           7,715,310
                                                              1997      1.000           1.140             620,667

Federated Stock Portfolio (5/97)............................  2005      1.737           1.804           4,173,260
                                                              2004      1.593           1.737           5,117,199
                                                              2003      1.266           1.593           5,608,556
                                                              2002      1.592           1.266           5,995,963

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Federated Stock Portfolio  (continued)......................  2001      1.588           1.592           6,935,446
                                                              2000      1.552           1.588           7,399,547
                                                              1999      1.494           1.552           7,710,739
                                                              1998      1.285           1.494           4,599,587
                                                              1997      1.000           1.285             352,550

Large Cap Portfolio (6/97)..................................  2005      1.435           1.538          14,843,563
                                                              2004      1.366           1.435          17,524,614
                                                              2003      1.111           1.366          19,563,576
                                                              2002      1.459           1.111          21,047,983
                                                              2001      1.790           1.459          24,478,964
                                                              2000      2.123           1.790          22,306,844
                                                              1999      1.665           2.123          15,562,311
                                                              1998      1.245           1.665           6,662,550
                                                              1997      1.023           1.245             491,869
                                                              1996      1.000           1.023                  --

MFS Emerging Growth Portfolio (4/97)........................  2005      1.259           1.221                  --
                                                              2004      1.132           1.259          11,721,289
                                                              2003      0.889           1.132          13,007,533
                                                              2002      1.371           0.889          14,224,892
                                                              2001      2.179           1.371          17,469,577
                                                              2000      2.766           2.179          16,347,854
                                                              1999      1.587           2.766          11,222,748
                                                              1998      1.198           1.587           5,891,811
                                                              1997      1.004           1.198             528,553
                                                              1996      1.000           1.004                  --

MFS Mid Cap Growth Portfolio (4/98).........................  2005      0.994           1.010          25,184,582
                                                              2004      0.883           0.994          14,951,676
                                                              2003      0.653           0.883          16,234,877
                                                              2002      1.295           0.653          17,198,804
                                                              2001      1.721           1.295          17,692,810
                                                              2000      1.595           1.721          10,884,619
                                                              1999      0.985           1.595           3,220,420
                                                              1998      1.000           0.985             696,846

MFS Total Return Portfolio (5/97)...........................  2005      1.765           1.792          34,709,362
                                                              2004      1.606           1.765          40,255,596
                                                              2003      1.397           1.606          42,355,172
                                                              2002      1.496           1.397          42,905,992

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Total Return Portfolio  (continued).....................  2001      1.517          1.496           38,437,801
                                                              2000      1.319          1.517           29,382,873
                                                              1999      1.303          1.319           27,173,225
                                                              1998      1.183          1.303           16,380,184
                                                              1997      1.000          1.183              962,287

Mondrian International Stock Portfolio (5/97)...............  2005      1.153          1.245           10,978,822
                                                              2004      1.010          1.153           11,645,822
                                                              2003      0.796          1.010           12,049,553
                                                              2002      0.928          0.796           13,668,745
                                                              2001      1.275          0.928           15,755,872
                                                              2000      1.460          1.275           14,943,761
                                                              1999      1.216          1.460           10,264,070
                                                              1998      1.095          1.216            6,533,760
                                                              1997      1.027          1.095              849,629
                                                              1996      1.000          1.027                   --

Strategic Equity Portfolio (6/97)...........................  2005      1.403          1.412           16,374,889
                                                              2004      1.291          1.403           19,972,191
                                                              2003      0.988          1.291           22,746,591
                                                              2002      1.508          0.988           25,280,072
                                                              2001      1.765          1.508           31,918,323
                                                              2000      2.189          1.765           32,922,575
                                                              1999      1.679          2.189           25,024,627
                                                              1998      1.319          1.679           13,211,206
                                                              1997      1.037          1.319            1,062,634
                                                              1996      1.000          1.037                   --

Travelers Quality Bond Portfolio (5/97).....................  2005      1.409          1.412           23,917,150
                                                              2004      1.383          1.409           30,744,474
                                                              2003      1.311          1.383           36,575,985
                                                              2002      1.257          1.311           38,055,248
                                                              2001      1.190          1.257           30,037,629
                                                              2000      1.128          1.190           16,565,402
                                                              1999      1.131          1.128           13,396,194
                                                              1998      1.057          1.131            9,328,606
                                                              1997      1.001          1.057              378,758
                                                              1996      1.000          1.001                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........  2005      0.903           0.994          30,287,420
                                                              2004      0.833           0.903          32,536,441
                                                              2003      0.628           0.833          32,805,043
                                                              2002      0.945           0.628          31,569,639
                                                              2001      1.000           0.945          11,974,631

   Smith Barney Large Capitalization Growth Portfolio (5/01)  2005      0.970           1.006           4,321,426
                                                              2004      0.980           0.970           4,478,365
                                                              2003      0.673           0.980           4,314,762
                                                              2002      0.908           0.673           2,968,586
                                                              2001      1.000           0.908           1,184,451

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............  2005      1.215           1.247           7,096,647
                                                              2004      1.049           1.215           6,571,850
                                                              2003      0.814           1.049           6,680,549
                                                              2002      1.024           0.814           6,548,811
                                                              2001      1.069           1.024           3,476,351

   Emerging Growth Portfolio -- Class II Shares (12/00).....  2005      0.582           0.618           2,411,253
                                                              2004      0.553           0.582           2,665,643
                                                              2003      0.441           0.553           3,182,408
                                                              2002      0.664           0.441           3,785,426
                                                              2001      0.986           0.664           2,180,793

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........  2005      1.019           1.172          14,262,420
                                                              2004      0.897           1.019          10,841,489
                                                              2003      0.710           0.897          10,150,010
                                                              2002      0.796           0.710           9,701,628
                                                              2001      0.923           0.796           8,023,592
                                                              2000      1.000           0.923           3,113,370

   Mid Cap Portfolio -- Service Class 2 (12/00).............  2005      1.486           1.729           8,136,691
                                                              2004      1.209           1.486           7,053,117
                                                              2003      0.887           1.209           6,373,888
                                                              2002      0.999           0.887           5,310,526
                                                              2001      1.050           0.999           1,727,443

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.


On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.


On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (12/96)........................  2005      1.865           2.174          26,239,910
                                                              2004      1.583           1.865          30,543,833
                                                              2003      1.285           1.583          36,644,254
                                                              2002      1.739           1.285          42,634,828
                                                              2001      2.387           1.739          53,418,968
                                                              2000      3.098           2.387          61,812,417
                                                              1999      2.046           3.098          46,942,401
                                                              1998      1.283           2.046          23,010,432
                                                              1997      1.032           1.283           6,344,051
                                                              1996      1.000           1.032              29,824

   Money Market Portfolio (2/97)............................  2005      1.175           1.192          14,747,554
                                                              2004      1.179           1.175          17,581,926
                                                              2003      1.187           1.179          25,972,691
                                                              2002      1.187           1.187          50,704,937
                                                              2001      1.160           1.187          58,256,805
                                                              2000      1.107           1.160          34,878,359
                                                              1999      1.070           1.107          37,736,754
                                                              1998      1.033           1.070          16,762,447
                                                              1997      1.000           1.033           5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/00).........  2005      0.668           0.696           2,974,765
                                                              2004      0.640           0.668           3,612,300
                                                              2003      0.519           0.640           4,493,863
                                                              2002      0.755           0.519           4,949,369
                                                              2001      0.875           0.755           3,727,475
                                                              2000      1.000           0.875             391,818

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................  2005      0.567           0.642           9,939,928
                                                              2004      0.531           0.567          12,239,636
                                                              2003      0.436           0.531          14,926,739
                                                              2002      0.640           0.436          17,729,828

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................  2001      0.786           0.640          18,982,017
                                                              2000      1.000           0.786          13,647,974

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....  2005      1.195           1.507           3,989,820
                                                              2004      0.970           1.195           4,140,741
                                                              2003      0.688           0.970           4,224,247
                                                              2002      0.789           0.688           4,787,661
                                                              2001      0.886           0.789           4,624,645
                                                              2000      1.313           0.886           4,854,365
                                                              1999      0.734           1.313           2,521,807
                                                              1998      1.000           0.734             780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........  2005      2.123           2.244           3,700,875
                                                              2004      1.639           2.123           4,313,846
                                                              2003      1.240           1.639           4,738,305
                                                              2002      1.203           1.240           4,376,831
                                                              2001      1.121           1.203           2,866,778
                                                              2000      0.866           1.121           2,273,183
                                                              1999      0.901           0.866           1,280,359
                                                              1998      1.000           0.901             632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (4/98)...................................................  2005      1.089           1.121           6,601,579
                                                              2004      1.051           1.089           7,863,571
                                                              2003      0.880           1.051           9,516,917
                                                              2002      1.071           0.880          10,611,490
                                                              2001      1.198           1.071          11,636,949
                                                              2000      1.223           1.198          12,271,080
                                                              1999      1.112           1.223          10,488,399
                                                              1998      1.000           1.112           2,833,960

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................  2005      1.244           1.298          14,545,290
                                                              2004      1.133           1.244          16,707,910
                                                              2003      0.872           1.133          19,034,774
                                                              2002      1.094           0.872          19,868,161
                                                              2001      1.182           1.094          19,065,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares  (continued)......................................  2000      1.058           1.182          13,636,390
                                                              1999      0.871           1.058           7,815,322
                                                              1998      1.000           0.871           3,051,249

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................  2005      1.426           1.466          18,677,562
                                                              2004      1.329           1.426          22,475,470
                                                              2003      1.082           1.329          24,491,554
                                                              2002      1.330           1.082          25,634,852
                                                              2001      1.405           1.330          26,819,131
                                                              2000      1.431           1.405          26,294,804
                                                              1999      1.283           1.431          24,225,208
                                                              1998      1.092           1.283          16,532,767
                                                              1997      1.000           1.092           5,241,524

   Diversified Strategic Income Portfolio (6/97)............  2005      1.364           1.380          11,553,739
                                                              2004      1.296           1.364          14,607,172
                                                              2003      1.176           1.296          17,617,282
                                                              2002      1.138           1.176          20,082,394
                                                              2001      1.118           1.138          24,186,665
                                                              2000      1.103           1.118          24,931,049
                                                              1999      1.100           1.103          28,198,595
                                                              1998      1.048           1.100          24,838,532
                                                              1997      1.000           1.048           5,444,154

   Equity Index Portfolio -- Class II Shares (5/99).........  2005      0.889           0.914          12,831,498
                                                              2004      0.818           0.889          15,207,948
                                                              2003      0.649           0.818          17,162,302
                                                              2002      0.848           0.649          16,724,050
                                                              2001      0.982           0.848          16,104,947
                                                              2000      1.098           0.982          10,807,508
                                                              1999      1.000           1.098           3,460,443

   Fundamental Value Portfolio (5/98).......................  2005      1.440           1.488          17,545,007
                                                              2004      1.350           1.440          20,539,275
                                                              2003      0.987           1.350          21,769,927
                                                              2002      1.272           0.987          22,295,734
                                                              2001      1.362           1.272          18,253,433
                                                              2000      1.146           1.362           8,558,759

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Fundamental Value Portfolio  (continued).................  1999      0.953           1.146           4,963,010
                                                              1998      1.000           0.953           1,281,704

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............  2005      1.004           1.066          12,042,861
                                                              2004      0.941           1.004          13,862,916
                                                              2003      0.839           0.941          15,303,712
                                                              2002      0.911           0.839          15,615,585
                                                              2001      0.972           0.911          12,635,819
                                                              2000      1.000           0.972           5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..  2005      0.907           1.004           1,704,134
                                                              2004      0.805           0.907           2,091,607
                                                              2003      0.647           0.805           2,239,125
                                                              2002      0.931           0.647           2,609,664
                                                              2001      1.135           0.931           3,200,999
                                                              2000      1.000           1.135           2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....  2005      0.346           0.381           5,033,907
                                                              2004      0.349           0.346           6,578,130
                                                              2003      0.242           0.349           7,245,233
                                                              2002      0.415           0.242           7,815,420
                                                              2001      0.672           0.415           9,044,726
                                                              2000      1.000           0.672           7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......  2005      0.561           0.584          13,400,923
                                                              2004      0.544           0.561          16,410,151
                                                              2003      0.446           0.544          19,761,719
                                                              2002      0.609           0.446          22,039,418
                                                              2001      0.798           0.609          22,841,930
                                                              2000      1.000           0.798          13,421,744

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....  2005      1.213           1.226          16,153,210
                                                              2004      1.173           1.213          17,085,956
                                                              2003      1.132           1.173          20,011,288
                                                              2002      1.053           1.132          23,164,168
                                                              2001      1.000           1.053           5,336,214

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)  2005      0.773           0.817             308,563
                                                              2004      0.728           0.773             376,752
                                                              2003      0.560           0.728             449,770
                                                              2002      0.806           0.560             392,679
                                                              2001      1.000           0.806             154,441

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................  2005      1.011           1.118           1,945,112
                                                              2004      0.882           1.011           1,744,100
                                                              2003      0.696           0.882           2,150,730
                                                              2002      0.857           0.696           2,571,497
                                                              2001      1.000           0.857             999,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................  2005      1.655           1.698          12,540,421
                                                              2004      1.549           1.655          14,334,230
                                                              2003      1.130           1.549          14,439,056
                                                              2002      1.529           1.130          14,322,306
                                                              2001      1.522           1.529          12,398,140

   Investors Fund -- Class I (4/98).........................  2005      1.311           1.377          14,063,167
                                                              2004      1.204           1.311          16,356,631
                                                              2003      0.923           1.204          18,163,714
                                                              2002      1.216           0.923          19,758,109
                                                              2001      1.287           1.216          19,646,073
                                                              2000      1.132           1.287          12,889,045
                                                              1999      1.029           1.132           8,670,638
                                                              1998      1.000           1.029           3,232,444

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............  2005      0.591           0.634           2,770,233
                                                              2004      0.563           0.591           2,955,522
                                                              2003      0.442           0.563           3,054,095
                                                              2002      0.588           0.442           2,972,707
                                                              2001      0.783           0.588           2,101,669
                                                              2000      1.000           0.783             755,807

   Convertible Securities Portfolio (5/98)..................  2005      1.520           1.504           8,757,633
                                                              2004      1.450           1.520          10,573,736
                                                              2003      1.165           1.450          10,930,899

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Convertible Securities Portfolio  (continued)...............  2002      1.270           1.165          12,056,558
                                                              2001      1.299           1.270          12,986,021
                                                              2000      1.170           1.299           7,553,759
                                                              1999      1.000           1.170           2,431,429
                                                              1998      1.000           1.000             414,907

Disciplined Mid Cap Stock Portfolio (6/97)..................  2005      2.146           2.380           5,986,220
                                                              2004      1.869           2.146           7,389,340
                                                              2003      1.417           1.869           8,080,624
                                                              2002      1.677           1.417           8,864,245
                                                              2001      1.773           1.677           8,489,614
                                                              2000      1.541           1.773           8,454,275
                                                              1999      1.377           1.541           6,716,626
                                                              1998      1.195           1.377           5,142,990
                                                              1997      1.000           1.195           1,668,733

Equity Income Portfolio (12/96).............................  2005      1.810           1.864          23,418,224
                                                              2004      1.670           1.810          28,399,295
                                                              2003      1.291           1.670          31,475,807
                                                              2002      1.521           1.291          34,048,347
                                                              2001      1.652           1.521          37,812,927
                                                              2000      1.535           1.652          37,849,058
                                                              1999      1.484           1.535          35,687,217
                                                              1998      1.339           1.484          25,733,333
                                                              1997      1.026           1.339           6,719,150
                                                              1996      1.000           1.026              30,196

Federated High Yield Portfolio (1/97).......................  2005      1.464           1.480          11,404,495
                                                              2004      1.345           1.464          14,387,685
                                                              2003      1.114           1.345          17,386,355
                                                              2002      1.089           1.114          17,457,622
                                                              2001      1.084           1.089          18,647,220
                                                              2000      1.196           1.084          19,736,049
                                                              1999      1.177           1.196          22,260,856
                                                              1998      1.140           1.177          18,811,555
                                                              1997      1.000           1.140           4,566,993

Federated Stock Portfolio (1/97)............................  2005      1.737           1.804           6,419,270
                                                              2004      1.593           1.737           8,023,109
                                                              2003      1.266           1.593           9,198,349
                                                              2002      1.592           1.266          10,775,970

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Federated Stock Portfolio  (continued)......................  2001      1.588           1.592          12,221,263
                                                              2000      1.552           1.588          13,157,332
                                                              1999      1.494           1.552          14,406,177
                                                              1998      1.285           1.494          11,892,034
                                                              1997      1.000           1.285           3,816,999

Large Cap Portfolio (12/96).................................  2005      1.435           1.538          16,715,712
                                                              2004      1.366           1.435          20,122,965
                                                              2003      1.111           1.366          23,324,386
                                                              2002      1.459           1.111          27,044,542
                                                              2001      1.790           1.459          31,933,410
                                                              2000      2.123           1.790          34,231,282
                                                              1999      1.665           2.123          28,051,763
                                                              1998      1.245           1.665          15,040,703
                                                              1997      1.023           1.245           4,815,858
                                                              1996      1.000           1.023               7,800

MFS Emerging Growth Portfolio (12/96).......................  2005      1.259           1.221                  --
                                                              2004      1.132           1.259          15,867,536
                                                              2003      0.889           1.132          18,275,885
                                                              2002      1.371           0.889          20,932,892
                                                              2001      2.179           1.371          25,825,528
                                                              2000      2.766           2.179          29,190,353
                                                              1999      1.587           2.766          22,881,721
                                                              1998      1.198           1.587          15,538,984
                                                              1997      1.004           1.198           4,218,974
                                                              1996      1.000           1.004              31,886

MFS Mid Cap Growth Portfolio (4/98).........................  2005      0.994           1.010          27,403,205
                                                              2004      0.883           0.994          12,380,637
                                                              2003      0.653           0.883          14,200,226
                                                              2002      1.295           0.653          14,799,098
                                                              2001      1.721           1.295          16,854,809
                                                              2000      1.595           1.721          14,558,647
                                                              1999      0.985           1.595           4,760,902
                                                              1998      1.000           0.985             965,761

MFS Total Return Portfolio (1/97)...........................  2005      1.765           1.792          42,204,461
                                                              2004      1.606           1.765          47,789,684
                                                              2003      1.397           1.606          53,094,881
                                                              2002      1.496           1.397          56,799,647

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
MFS Total Return Portfolio  (continued).....................  2001      1.517           1.496          58,954,968
                                                              2000      1.319           1.517          53,326,538
                                                              1999      1.303           1.319          54,290,552
                                                              1998      1.183           1.303          42,017,841
                                                              1997      1.000           1.183           9,959,634

Mondrian International Stock Portfolio (12/96)..............  2005      1.153           1.245          17,891,801
                                                              2004      1.010           1.153          20,542,498
                                                              2003      0.796           1.010          22,629,357
                                                              2002      0.928           0.796          26,640,453
                                                              2001      1.275           0.928          31,145,128
                                                              2000      1.460           1.275          30,394,514
                                                              1999      1.216           1.460          25,226,349
                                                              1998      1.095           1.216          17,270,810
                                                              1997      1.027           1.095           5,694,288
                                                              1996      1.000           1.027               5,702

Strategic Equity Portfolio (12/96)..........................  2005      1.403           1.412          24,707,241
                                                              2004      1.291           1.403          29,314,349
                                                              2003      0.988           1.291          34,083,675
                                                              2002      1.508           0.988          39,829,841
                                                              2001      1.765           1.508          49,964,273
                                                              2000      2.189           1.765          55,775,319
                                                              1999      1.679           2.189          47,167,905
                                                              1998      1.319           1.679          31,011,054
                                                              1997      1.037           1.319           8,259,362
                                                              1996      1.000           1.037               2,250

Travelers Quality Bond Portfolio (12/96)....................  2005      1.409           1.412          20,273,723
                                                              2004      1.383           1.409          23,570,906
                                                              2003      1.311           1.383          28,033,537
                                                              2002      1.257           1.311          32,768,047
                                                              2001      1.190           1.257          35,205,769
                                                              2000      1.128           1.190          26,960,877
                                                              1999      1.131           1.128          26,069,226
                                                              1998      1.057           1.131          15,435,236
                                                              1997      1.001           1.057           3,137,736
                                                              1996      1.000           1.001              95,203

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT  OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........  2005      0.903           0.994          13,541,443
                                                              2004      0.833           0.903          15,485,990
                                                              2003      0.628           0.833          16,612,602
                                                              2002      0.945           0.628          14,029,960
                                                              2001      1.000           0.945           6,698,010

   Smith Barney Large Capitalization Growth Portfolio (5/01)  2005      0.970           1.006           4,746,576
                                                              2004      0.980           0.970           5,371,235
                                                              2003      0.673           0.980           5,913,451
                                                              2002      0.908           0.673           2,882,803
                                                              2001      1.000           0.908             928,528

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............  2005      1.215           1.247          13,425,577
                                                              2004      1.049           1.215          13,686,038
                                                              2003      0.814           1.049          13,579,574
                                                              2002      1.024           0.814          13,051,055
                                                              2001      1.069           1.024           8,766,086

   Emerging Growth Portfolio -- Class II Shares (12/00).....  2005      0.582           0.618           4,942,343
                                                              2004      0.553           0.582           5,149,205
                                                              2003      0.441           0.553           5,527,661
                                                              2002      0.664           0.441           6,091,660
                                                              2001      0.986           0.664           4,736,674

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).........  2005      1.019           1.172          14,943,854
                                                              2004      0.897           1.019          13,917,723
                                                              2003      0.710           0.897          12,297,582
                                                              2002      0.796           0.710          10,767,860
                                                              2001      0.923           0.796           8,215,904
                                                              2000      1.000           0.923           3,718,600

   Mid Cap Portfolio -- Service Class 2 (1/01)..............  2005      1.486           1.729           7,176,700
                                                              2004      1.209           1.486           6,512,470
                                                              2003      0.887           1.209           5,739,048
                                                              2002      0.999           0.887           4,832,433
                                                              2001      1.000           0.999           1,308,941

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.


On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.


On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter

                         Distribution and Principal Underwriting Agreement

                         Valuation of Assets
                         Federal Tax Considerations

                         Independent Registered Public Accounting Firm

                         Financial Statements


Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-13-14, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-13-14.


Name:________________________________________

Address:_____________________________________


Check Box:


[ ] MIC-Book-13-14

[ ] MLAC-Book-13-14

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 14                                                              May 1, 2006

                    METLIFE ACCESS SELECT ANNUITY PROSPECTUS:

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes METLIFE ACCESS SELECT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." The Contracts are not offered to new purchasers.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options invest in the following Underlying Funds:

AIM VARIABLE INSURANCE FUNDS (SERIES I)                                  Met/AIM Capital Appreciation Portfolio Portfolio --
   AIM V.I. Core Equity Fund+                                              Class A+
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)                        Neuberger Berman Real Estate Portfolio Portfolio --
   Dreyfus Variable Investment Fund Appreciation Portfolio                 Class A+
   Dreyfus Variable Investment Fund Developing Leaders Portfolio      METROPOLITAN SERIES FUND, INC.
JANUS ASPEN SERIES (SERVICE SHARES)                                      BlackRock Aggressive Growth Portfolio --
   Global Life Sciences Portfolio                                          Class D+
   Global Technology Portfolio                                           BlackRock Bond Income Portfolio -- Class A+
   Worldwide Growth Portfolio                                            BlackRock Money Market Portfolio -- Class A+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.+                         FI Large Cap Portfolio -- Class A+
   Legg Mason Partners Variable All Cap Portfolio -- Class I+            FI Value Leaders Portfolio -- Class D+
   Legg Mason Partners Variable Investors Portfolio+                     MFS Total Return Portfolio -- Class F+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+                              T. Rowe Price Large Cap Growth Portfolio  --
   Legg Mason Partners Variable Appreciation Portfolio+                    Class B+
   Legg Mason Partners Variable Equity Index Portfolio -- Class II+   PIMCO VARIABLE INSURANCE TRUST
   Legg Mason Partners Variable Fundamental Value Portfolio+          (ADMINISTRATIVE CLASS)
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+                       Total Return Portfolio
   Legg Mason Partners Variable Aggressive Growth Portfolio+          PUTNAM VARIABLE TRUST (CLASS IB)
   Legg Mason Partners Variable Large Cap Growth Portfolio+              Putnam VT International Equity Fund
MET INVESTORS SERIES TRUST                                            VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
   Batterymarch Mid-Cap Stock Portfolio -- Class A+                      Comstock Portfolio
   Federated High Yield Portfolio -- Class A+                            Emerging Growth Portfolio
   Harris Oakmark International Portfolio -- Class A+                 VARIABLE INSURANCE PRODUCTS FUND
   Janus Capital Appreciation Portfolio -- Class A+                   (SERVICE CLASS 2)
   Lord Abbett Bond Debenture Portfolio -- Class A+                      VIP Contrafund(R) Portfolio
   Lord Abbett Growth and Income Portfolio -- Class B+                   VIP Mid Cap Portfolio

--------------
(+) This Underlying Fund has been subject to a merger, substitution or name change. Please see The Annuity Contract -- The Variable Funding Options for more information.

*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS

Glossary...........................................................        3
Summary............................................................        5
Fee Table..........................................................        8
Condensed Financial Information....................................       12
The Annuity Contract...............................................       12
   Contract Owner Inquiries........................................       13
   Purchase Payments...............................................       13
   Accumulation Units..............................................       13
   The Variable Funding Options....................................       14
Fixed Account......................................................       18
Charges and Deductions.............................................       18
   General.........................................................       18
   Administrative Charges..........................................       19
   Mortality and Expense Risk Charge...............................       19
   Variable Funding Option Expenses................................       19
   Premium Tax.....................................................       19
   Changes in Taxes Based upon Premium or Value....................       19
Transfers..........................................................       20
   Dollar Cost Averaging...........................................       21
Access to Your Money...............................................       22
   Systematic Withdrawals..........................................       23
   Loans...........................................................       23
Ownership Provisions...............................................       23
   Types of Ownership..............................................       23
     Contract Owner................................................       23
     Beneficiary...................................................       23
     Annuitant.....................................................       24
Death Benefit......................................................       24
   Death Proceeds before the Maturity Date.........................       24
   Payment of Proceeds.............................................       24
   Beneficiary Contract Continuance................................       26
   Planned Death Benefit...........................................       26
   Death Proceeds after the Maturity Date..........................       27
The Annuity Period.................................................       27
   Maturity Date...................................................       27
   Allocation of Annuity...........................................       27
   Variable Annuity................................................       27
   Fixed Annuity...................................................       28
Payment Options....................................................       28
   Election of Options.............................................       28
   Annuity Options.................................................       28
   Income Options..................................................       29
   Variable Liquidity Benefit......................................       29
Miscellaneous Contract Provisions..................................       30
    Right to Return................................................       30
    Termination....................................................       30
    Required Reports...............................................       30
    Suspension of Payments.........................................       30
The Separate Accounts..............................................       30
    Performance Information........................................       31
Federal Tax Considerations.........................................       31
    General Taxation of Annuities..................................       31
    Types of Contracts: Qualified and Non-qualified................       32
    Qualified Annuity Contracts....................................       32
      Taxation of Qualified Annuity Contracts......................       32
      Mandatory Distributions for Qualified Plans..................       33
    Non-qualified Annuity Contracts................................       33
      Diversification Requirements for Variable Annuities..........       35
      Ownership of the Investments.................................       35
      Taxation of Death Benefit Proceeds...........................       35
    Other Tax Considerations.......................................       35
      Treatment of Charges for Optional Benefits...................       35
      Penalty Tax for Premature Distribution.......................       35
      Puerto Rico Tax Considerations...............................       36
      Non-Resident Aliens..........................................       36
Other Information..................................................       36
    The Insurance Companies........................................       36
    Financial Statements...........................................       36
    Distribution of Variable Annuity Contracts.....................       36
    Conformity with State and Federal Laws.........................       38
    Voting Rights..................................................       39
    Restrictions on Financial Transactions.........................       39
    Legal Proceedings .............................................       39
 Appendix A: Condensed Financial
    Information for MetLife of CT
    Fund ABD for Variable Annuities................................      A-1
 Appendix B: Condensed Financial
    Information for MetLife of CT Fund
    ABD II for Variable Annuities..................................      B-1
 Appendix C: The Fixed Account.....................................      C-1
 Appendix D: Contents of the Statement of Additional Information...      D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          METLIFE ACCESS SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). of MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund ABD for Variable Annuities ("Fund ABD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contracts are not offered to new purchasers.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE . If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE
        ANNUAL CONTRACT ADMINISTRATIVE CHARGE..............................     $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge........................................         1.25%(2)
Administrative Expense Charge..........................................         0.15%
                                                                                ----
   Total Annual Separate Account Charges...............................         1.40%

(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2) We are waiving the Mortality & Expense Risk Charge on the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust in an amount equal to the underlying fund expenses that are in excess of 0.90%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                          MINIMUM         MAXIMUM
                                                                          -------         -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)...............       0.42%           1.69%

UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)


                                                DISTRIBUTION                            CONTRACTUAL FEE  NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL      WAIVER         ANNUAL
UNDERLYING                         MANAGEMENT  SERVICE (12B-1)    OTHER    OPERATING    AND/OR EXPENSE   OPERATING
FUND                                   FEE          FEES        EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
---------------------------------  ----------  ---------------  --------  ------------  ---------------  ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund
     -- Series I.................     0.60%           --          0.27%      0.87%             --           0.87%(1)
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Markets
     Portfolio+..................     1.25%           --          0.44%      1.69%             --           1.69%

                                                DISTRIBUTION                            CONTRACTUAL FEE  NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL      WAIVER         ANNUAL
UNDERLYING                         MANAGEMENT  SERVICE (12b-1)    OTHER    OPERATING    AND/OR EXPENSE   OPERATING
FUND                                   FEE          FEES        EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
---------------------------------  ----------  ---------------  --------  ------------  ---------------  ----------
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund
     Appreciation Portfolio
     -- Initial Shares...........     0.75%           --          0.05%      0.80%             --           0.80%
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio -- Initial
     Shares......................     0.75%           --          0.06%      0.81%             --           0.81%
JANUS ASPEN SERIES
   Global Life Sciences
     Portfolio -- Service
     Shares*.....................     0.64%         0.25%         0.31%      1.20%             --           1.20%
   Global Technology
     Portfolio -- Service
     Shares*.....................     0.64%         0.25%         0.09%      0.98%             --           0.98%
   Worldwide Growth Portfolio
     -- Service Shares*..........     0.60%         0.25%         0.01%      0.86%             --           0.86%(2)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners
     Variable All Cap
     Portfolio -- Class I........     0.75%           --          0.07%      0.82%             --           0.82%
   Legg Mason Partners
     Variable Investors
     Portfolio...................     0.65%           --          0.06%      0.71%             --           0.71%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Appreciation
     Portfolio...................     0.70%           --          0.02%      0.72%             --           0.72%
   Legg Mason Partners
     Variable Diversified
     Strategic Income
     Portfolio+..................     0.65%           --          0.12%      0.77%             --           0.77%
   Legg Mason Partners
     Variable Equity Index
     Portfolio -- Class II*......     0.31%         0.25%         0.03%      0.59%             --           0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio.............     0.75%           --          0.03%      0.78%             --           0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable Aggressive
     Growth Portfolio++..........      0.75%           --          0.02%      0.77%             --           0.77%(3)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++..........      0.75%           --          0.04%      0.79%             --           0.79%(3)
MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock
     Portfolio -- Class A........     0.70%           --          0.10%      0.80%             --           0.80%(9)
   Federated High Yield
     Portfolio -- Class A........     0.60%           --          0.21%      0.81%             --           0.81%(9)

                                                DISTRIBUTION                            CONTRACTUAL FEE  NET TOTAL
                                                   AND/OR                 TOTAL ANNUAL      WAIVER         ANNUAL
UNDERLYING                         MANAGEMENT  SERVICE (12b-1)    OTHER    OPERATING    AND/OR EXPENSE   OPERATING
FUND                                   FEE          FEES        EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
---------------------------------  ----------  ---------------  --------  ------------  ---------------  ----------
   Harris Oakmark
     International Portfolio
     -- Class A..................     0.82%           --          0.13%      0.95%             --           0.95%
   Janus Capital Appreciation
     Portfolio -- Class A........     0.65%           --          0.09%      0.74%             --           0.74%(9)
   Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.51%           --          0.05%      0.56%             --           0.56%
   Lord Abbett Growth and
     Income Portfolio --
     Class B*....................     0.50%         0.25%         0.04%      0.79%             --           0.79%(10)
   Met/AIM Capital
     Appreciation Portfolio
     -- Class A..................     0.76%           --          0.05%      0.81%             --           0.81%(9)
   Neuberger Berman Real
     Estate Portfolio --
     Class A.....................     0.67%           --          0.03%      0.70%             --           0.70%
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio --
     Class D*....................     0.73%         0.10%         0.06%      0.89%             --           0.89%
   BlackRock Bond Income
     Portfolio -- Class A........     0.40%           --          0.07%      0.47%             --           0.47%(4)
   BlackRock Money Market
     Portfolio -- Class A........     0.35%           --          0.07%      0.42%           0.01%          0.41%(5)
   FI Large Cap Portfolio --
     Class A.....................     0.80%           --          0.06%      0.86%             --           0.86%(6)
   FI Value Leaders Portfolio
     -- Class D*.................     0.66%         0.10%         0.07%      0.83%             --           0.83%
   MFS Total Return Portfolio
     -- Class F*.................     0.57%         0.20%         0.16%      0.93%             --           0.93%(7)
   T. Rowe Price Large Cap
     Growth Portfolio --
     Class B*....................     0.60%         0.25%         0.12%      0.97%             --           0.97%(8)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class........     0.25%         0.15%         0.25%      0.65%             --           0.65%
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund --
     Class IB*+..................     0.70%         0.25%         0.47%      1.42%             --           1.42%
   Putnam VT International
     Equity Fund --
     Class IB*...................     0.75%         0.25%         0.18%      1.18%             --           1.18%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class II*...................     0.56%         0.25%         0.03%      0.84%             --           0.84%
   Emerging Growth Portfolio
     Class II*...................     0.70%         0.25%         0.07%      1.02%             --           1.02%
VARIABLE INSURANCE PRODUCTS
   FUND
   VIP Contrafund(R)
     Portfolio -- Service
     Class 2*....................     0.57%         0.25%         0.09%      0.91%             --           0.91%
   VIP Mid Cap Portfolio --
     Service Class 2*............     0.57%         0.25%         0.12%      0.94%             --           0.94%

--------------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of the fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+     Closed to new investors.

++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007. As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization. Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding
      (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007.

(2) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.

(3) The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on November 1, 2005.

(4) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.

(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.

(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.

(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.

(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.

(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.

(10) The management fee has been restated to reflect a new management fee schedule that became effective on January 1, 2006.

EXAMPLE

The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge and are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE

                                               IF CONTRACT IS SURRENDERED AT      IF CONTRACT IS NOT SURRENDERED OR
                                                   THE END OF PERIOD SHOWN:      ANNUITIZED AT THE END OF PERIOD SHOWN:
                                             ----------------------------------  -------------------------------------
FUNDING OPTION                               1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------  ------  -------  -------  --------  ------  -------  -------  -----------
Underlying Fund with Minimum Total
  Annual Operating Expenses................  $  316  $   964  $  1635  $   3419  $  316  $   964  $  1635  $      3419
Underlying Fund with Maximum Total
  Annual Operating Expenses................  $  189  $   584  $  1003  $   2170  $  189  $   584  $  1003  $      2170

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT

MetLife Access Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Initial Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time)each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

We review the Underlying Funds periodically and may remove an Underlying Fund of limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             UNDERLYING                                   INVESTMENT                               INVESTMENT
                FUND                                       OBJECTIVE                           ADVISER/SUBADVISER
----------------------------------------  --------------------------------------------   -------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund -- Series I  The Fund's investment objective is growth of   A I M Advisors, Inc.
                                          capital.

CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long-term growth of capital.             Credit Suisse Asset Management,
     Markets Portfolio+                                                                  LLC
                                                                                         Subadviser: Credit Suisse Asset
                                                                                         Management Limited (U.K.),
                                                                                         (Australia)

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund       Seeks long-term capital growth                 The Dreyfus Corporation
     Appreciation Portfolio -- Initial    consistent with the preservation of            Subadviser: Fayez Sarofim & Co.
     Shares                               capital, with growth of current income as
                                          a secondary objective.
   Dreyfus Variable Investment Fund       Seeks capital growth.                          The Dreyfus Corporation
     Developing Leaders Portfolio --
     Initial Shares
JANUS ASPEN SERIES
   Global Life Sciences Portfolio --      Seeks long-term growth of capital.             Janus Capital Management LLC
     Service Shares
   Global Technology Portfolio --         Seeks long-term growth of capital.             Janus Capital Management LLC
     Service Shares
   Worldwide Growth Portfolio --          Seeks long-term growth of capital in a         Janus Capital Management LLC
     Service Shares                       manner consistent with the preservation
                                          of capital.

             UNDERLYING                                   INVESTMENT                                 INVESTMENT
                FUND                                       OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------  --------------------------------------------   ------------------------------------
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All       Seeks capital appreciation.                    Salomon Brothers Asset
     Cap Portfolio -- Class I                                                            Management Inc.
   Legg Mason Partners Variable           Seeks long-term growth of capital.             Salomon Brothers Asset
     Investors Portfolio                  Secondarily seeks current income.              Management Inc.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Long-term appreciation of capital.             Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable           High current income.                           Smith Barney Fund Management LLC
     Diversified Strategic Income                                                        Subadviser: Citigroup Asset
     Portfolio+*                                                                         Management Ltd.
   Legg Mason Partners Variable           Investment results that, before expenses,      TIMCO Asset Management Inc.
     Equity Index Portfolio -- Class II   correspond to the price and yield
                                          performance of the S&P 500 Index.
   Legg Mason Partners Variable           Long-term capital growth. Current              Smith Barney Fund Management LLC
     Fundamental Value Portfolio          income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable           Seeks long-term capital appreciation.          Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable           Seeks long-term growth of capital with          Smith Barney Fund Management
     Large Cap Growth Portfolio           current income as a secondary                  LLC
                                          objective.

MET INVESTORS SERIES TRUST
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                       Met Investors Advisory LLC
     Portfolio -- Class A                                                                Subadviser: Batterymarch Financial
                                                                                         Management, Inc.
   Federated High Yield Portfolio --      Seeks high current income.                     Met Investors Advisory LLC
     Class A                                                                             Subadviser: Federated Investment
                                                                                         Management Company
   Harris Oakmark International           Seeks long-term capital appreciation.          Met Investors Advisory LLC
     Portfolio -- Class A                                                                Subadviser: Harris Associates L.P.
   Janus Capital Appreciation             Seeks capital appreciation.                    Met Investors Advisory LLC
     Portfolio -- Class A                                                                Subadviser: Janus Capital
                                                                                         Management LLC
   Lord Abbett Bond Debenture             Seeks high current income and the              Met Investors Advisory LLC
     Portfolio -- Class A                 opportunity for capital appreciation to        Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Lord Abbett Growth and Income          Seeks growth of capital and current            Met Investors Advisory LLC
     Portfolio -- Class B                 income without excessive fluctuations in       Subadviser: Lord, Abbett & Co. LLC
                                          the market value.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                    Met Investors Advisory LLC
     Portfolio -- Class A                                                                Subadviser:  AIM Capital
                                                                                         Management, Inc.
   Neuberger Berman Real Estate           Seeks to provide total return through          Met Investors Advisory LLC
     Portfolio -- Class A                 investment in real estate securities,          Subadviser: Neuberger Berman
                                          emphasizing both capital appreciation          Management, Inc.
                                          and current income
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.            MetLife Advisers, LLC
     Portfolio -- Class D                                                                Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income                  Seeks competitive total return primarily       MetLife Advisers, LLC
     Portfolio -- Class A                 from investing in fixed-income securities.     Subadviser: BlackRock Advisors, Inc.
   BlackRock Money Market                 Seeks a high level of current income           MetLife Advisers, LLC
     Portfolio -- Class A                 consistent with preservation of capital.       Subadviser: BlackRock Advisors, Inc.
   FI Large Cap Portfolio -- Class A      Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                         Subadviser: Fidelity Management &
                                                                                         Research Company

             UNDERLYING                                   INVESTMENT                                 INVESTMENT
                FUND                                       OBJECTIVE                             ADVISER/SUBADVISER
----------------------------------------  --------------------------------------------   ------------------------------------
   FI Value Leaders Portfolio -- Class D  Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                         Subadviser: Fidelity Management &
                                                                                         Research Company
   MFS Total Return Portfolio -- Class F  Seeks a favorable total return through         MetLife Advisers, LLC Subadviser:
                                          investment in a diversified portfolio.         Massachusetts Financial Services
                                                                                         Company
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,         MetLife Advisers, LLC
     Portfolio -- Class B                 secondarily, dividend income.                  Subadviser: T. Rowe Price Associates

                                                                                         Inc.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent         Pacific Investment Management
     Administrative Class                 with preservation of capital and prudent       Company LLC
                                          investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth             Seeks long-term growth of capital.             Putnam Investment Management,
     Fund -- Class IB+                                                                   LLC
   Putnam VT International Equity         Seeks capital appreciation.                    Putnam Investment Management,
     Fund -- Class IB                                                                    LLC
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II            Seeks capital growth and income                Van Kampen Asset Management
                                          through investments in equity securities,
                                          including common stocks, preferred
                                          stocks and securities convertible into
                                          common and preferred stocks.
   Emerging Growth Portfolio Class II     Seeks capital appreciation.                    Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio --         Seeks long-term capital appreciation.          Fidelity Management & Research
     Service Class 2                                                                     Company
   VIP Mid Cap Portfolio -- Service       Seeks long-term growth of capital.             Fidelity Management & Research
     Class 2                                                                             Company

--------------
+     Closed to new investors.

* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the table below.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

Underlying Fund Name Changes

                     FORMER NAME                                                   NEW NAME
-----------------------------------------------------    -----------------------------------------------------------
GREENWICH STREET SERIES FUND                             LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Equity Index Portfolio                                   Legg Mason Partners Variable Equity Index Portfolio
   Appreciation Portfolio                                   Legg Mason Partners Variable Appreciation Portfolio
   Fundamental Value                                        Legg Mason Partners Variable Fundamental Value Portfolio
   Diversified Strategic Income Portfolio                   Legg Mason Partners Variable Diversified Strategic
                                                              IncomePortfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.              LEGG MASON PARTNERS VARIABLE PORTFOLIO I, INC.
   All Cap Fund                                             Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                           Legg Mason Partners Variable Investors Portfolio
TRAVELERS SERIES FUND, INC.                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Smith Barney Aggressive Growth Portfolio                 Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney Large Capitalization Growth Portfolio       Legg Mason Partners Variable Large Cap Growth Portfolio

UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.

             FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
-----------------------------------------------------    -----------------------------------------------------------
THE TRAVELERS SERIES TRUST                               MET INVESTORS SERIES TRUST
   AIM Capital Appreciation Portfolio                       Met/AIM Capital Appreciation Portfolio

   Convertible Securities Portfolio                         Lord Abbett Bond Debenture Portfolio
   Disciplined Mid Cap Stock Portfolio                      Batterymarch Mid-Cap Stock Portfolio
   Federated High Yield Portfolio                           Federated High Yield Portfolio
   Federated Stock Portfolio                                Lord Abbett Growth and Income Portfolio
   Mondrian International Stock Portfolio                   Harris Oakmark International Portfolio

             FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
-----------------------------------------------------    -----------------------------------------------------------
THE TRAVELERS SERIES TRUST                               METROPOLITAN SERIES FUND, INC.
   Equity Income Portfolio                                  FI Value Leaders Portfolio
   Large Cap Portfolio                                      FI Large Cap Portfolio
   MFS Mid Cap Growth Portfolio                             BlackRock Aggressive Growth Portfolio
   MFS Total Return Portfolio                               MFS Total Return Portfolio
   Strategic Equity Portfolio                               FI Large Cap Portfolio
   Travelers Quality Bond Portfolio                         BlackRock Bond Income Portfolio
                                                         MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                   Janus Capital Appreciation Portfolio
                                                         METROPOLITAN SERIES FUND, INC.
MONEY MARKET PORTFOLIO                                      BlackRock Money Market Portfolio
AIM VARIABLE INSURANCE FUND                              AIM VARIABLE INSURANCE FUND
   AIM V.I. Premier Equity Fund                             AIM V.I. Core Equity Fund

UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.

             FORMER UNDERLYING FUND                                           NEW UNDERLYING FUND
-----------------------------------------------------    -----------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio             T. Rowe Price Large Cap Growth Portfolio

DELAWARE VIP TRUST                                       MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                 Neuberger Berman Real Estate Portfolio

JANUS ASPEN SERIES                                       METROPOLITAN SERIES FUND, INC.
   Balanced Portfolio                                       MFS Total Return Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent and

      -     other costs of doing business

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the Dreyfus Variable Investment Fund Developing Leaders Portfolio, the Janus Aspen Global Technology Portfolio, the Janus Aspen Worldwide Growth Portfolio, the Harris Oakmark International Portfolio, the Lord Abbett Bond Debenture Portfolio, the Putnam VT International Equity Fund, the Credit Suisse Trust Emerging Markets Portfolio, and the Legg Mason Partners Variable Diversified Strategic Income Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual

Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. Programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable period. Under each Program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted:

      (1)   your Contract Value on the Death Report Date;

      (2)   the total Purchase Payments made under your Contract; or

      (3) the Contract Value on the latest fifth Contract year anniversary immediately preceding the Death Report Date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

      (1)   your Contract Value on the Death Report Date;

      (2)   the total Purchase Payments made under your Contract; or

      (3) the Contract Value on the latest fifth Contract year anniversary occurring on or before the Annuitant's 75th birthday.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                        MANDATORY PAYOUT
    UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                      UNLESS. . .                       RULES APPLY*
-------------------------------   ----------------------------   ------------------------------------------   ---------------------
OWNER (WHO IS NOT THE             The beneficiary (ies), or      Unless, the beneficiary elects to continue   Yes
ANNUITANT) (WITH NO JOINT         if none, to the Contract       the Contract rather than receive the
OWNER)                            Owner's estate.                distribution.

   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                        MANDATORY PAYOUT
    UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                      UNLESS. . .                       RULES APPLY*
-------------------------------   ----------------------------   ------------------------------------------   ---------------------

OWNER (WHO IS THE ANNUITANT)      The beneficiary (ies), or      Unless, the beneficiary elects to continue   Yes
(WITH NO JOINT OWNER)             if none, to the Contract       the Contract rather than receive the
                                  Owner's estate.                distribution.

JOINT OWNER (WHO IS NOT THE       The surviving joint owner.     Unless the surviving joint owner elects to   Yes
ANNUITANT)                                                       continue the Contract rather than receive
                                                                 the distribution.

JOINT OWNER (WHO IS THE           The beneficiary (ies), or      Unless, the beneficiary/surviving joint      Yes
ANNUITANT)                        if none, to the surviving      elects to continue the Contract rather
                                  joint owner.                   than receive the distribution.

ANNUITANT (WHO IS NOT THE JOINT   The beneficiary (ies), or      Unless the beneficiary elects to continue    Yes
CONTRACT OWNER)                   if none, to the Contract       the Contract rather than receive the
                                  Owner. If the Contract         distribution.
                                  Owner is not living, then
                                  to the surviving joint         But if there is a Contingent Annuitant,
                                  owner. If none, then to the    then the Contingent Annuitant becomes the
                                  Contract Owner's estate.       Annuitant and the Contract continues in
                                                                 effect (generally using the original
                                                                 Maturity Date). The proceeds will then be
                                                                 paid upon the death of the Contingent
                                                                 Annuitant owner.

ANNUITANT (WHO IS THE CONTRACT    The death of "owner who is                                                  Yes
OWNER)                            the Annuitant" above.

ANNUITANT (WHERE OWNER IS A       The beneficiary (ies), or                                                   Yes (Death of
NONNATURAL ENTITY/TRUST)          if none, to the owner                                                       Annuitant is treated
                                                                                                              as death of the owner
                                                                                                              in these
                                                                                                              circumstances.)

CONTINGENT ANNUITANT              No death proceeds are                                                       N/A
(ASSUMING ANNUITANT IS STILL      payable; Contract continues.
ALIVE)

BENEFICIARY                       No death proceeds are                                                       N/A
                                  payable; Contract continues.

CONTINGENT BENEFICIARY            No death proceeds are                                                       N/A
                                  payable; Contract continues.

                              QUALIFIELD CONTRACTS

   BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                        MANDATORY PAYOUT
    UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                      UNLESS. . .                       RULES APPLY*
-------------------------------   ----------------------------   ------------------------------------------   ---------------------
CONTINGENT ANNUITANT              The beneficiary (ies), or      Unless the beneficiary elects to continue    Yes
                                  if none, to the Contract       the Contract rather than receive a
                                  Owner's estate.                distribution.

BENEFICIARY                       No death proceeds are                                                       N/A
                                  payable; Contract continues.

CONTINGENT BENEFICIARY            No death proceeds are                                                       N/A
                                  payable; Contract continues.

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts and the Annuitant's 75th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in Election of Options above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to

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the Cash Surrender Value attributable to each funding option and/or Fixed
Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining Cash Surrender Value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Contract Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

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SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Fund ABD and Fund ABD II, respectively. References to "Separate Account" refer either to Fund ABD or Fund ABD II, depending on the issuer of your Contract. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the

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technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the Federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follow the death or disability of the Contract Owners. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the

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decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

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MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon
the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you of offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

      -     A non-taxable return of your Purchase Payment; and

      -     A taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total

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

amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

Partial Withdrawals: If you make a partial withdrawal of your Contract Value, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

PARTIAL ANNUITIZATION (if available with your Contract): At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is converted to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking Annuity Payments) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59-1/2. We will treat the remaining amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.

We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.

The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

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DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

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PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with their affiliate Tower Square Securities, Inc., as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates New England Securities Corporation, Metropolitan Life Insurance Company and Walnut Street Securities, Inc. See the Statement of Additional Information -- "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

                  METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (4/97)................................   2005       1.865          2.174           20,519,771
                                                                      2004       1.583          1.865           23,444,034
                                                                      2003       1.285          1.583           26,729,382
                                                                      2002       1.739          1.285           30,628,302
                                                                      2001       2.387          1.739           37,797,218
                                                                      2000       3.098          2.387           37,804,248
                                                                      1999       2.046          3.098           25,971,911
                                                                      1998       1.283          2.046           10,561,314
                                                                      1997       1.032          1.283              870,525
                                                                      1996       1.000          1.032                   --

   Money Market Portfolio (7/97)...................................   2005       1.175          1.192           14,781,794
                                                                      2004       1.179          1.175           19,265,493
                                                                      2003       1.187          1.179           26,060,260
                                                                      2002       1.187          1.187           37,562,237
                                                                      2001       1.160          1.187           40,133,062
                                                                      2000       1.107          1.160           15,545,185
                                                                      1999       1.070          1.107           16,750,270
                                                                      1998       1.033          1.070            9,244,927
                                                                      1997       1.000          1.033              345,682

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (9/00).................   2005       0.668          0.696            5,434,277
                                                                      2004       0.640          0.668            6,216,851
                                                                      2003       0.519          0.640            6,961,089
                                                                      2002       0.755          0.519            7,491,542
                                                                      2001       0.875          0.755            7,280,717
                                                                      2000       1.000          0.875            1,020,328

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B (5/00)..   2005       0.567          0.642           12,264,209
                                                                      2004       0.531          0.567           14,267,431
                                                                      2003       0.436          0.531           15,968,585
                                                                      2002       0.640          0.436           18,860,012

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   AllianceBernstein Large-Cap Growth Portfolio -- Class B

   (continued).....................................................   2001       0.786          0.640           21,249,041
                                                                      2000       1.000          0.786            8,906,509

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (6/98)...........   2005       1.195          1.507            2,014,405
                                                                      2004       0.970          1.195            1,952,627
                                                                      2003       0.688          0.970            2,025,657
                                                                      2002       0.789          0.688            2,659,825
                                                                      2001       0.886          0.789            2,463,748
                                                                      2000       1.313          0.886            2,477,705
                                                                      1999       0.734          1.313              892,012
                                                                      1998       1.000          0.734              223,688

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (6/98)...............   2005       2.123          2.244            4,181,107
                                                                      2004       1.639          2.123            4,852,394
                                                                      2003       1.240          1.639            4,631,163
                                                                      2002       1.203          1.240            4,187,869
                                                                      2001       1.121          1.203            1,959,474
                                                                      2000       0.866          1.121              732,010
                                                                      1999       0.901          0.866              357,910
                                                                      1998       1.000          0.901               96,983

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (5/98)..   2005       1.089          1.121            7,798,581
                                                                      2004       1.051          1.089            9,090,416
                                                                      2003       0.880          1.051           10,276,258
                                                                      2002       1.071          0.880           10,947,330
                                                                      2001       1.198          1.071           11,107,345
                                                                      2000       1.223          1.198           10,147,802
                                                                      1999       1.112          1.223            7,840,789
                                                                      1998       1.000          1.112            2,937,245

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares

   (5/98)..........................................................   2005       1.244          1.298           11,125,651
                                                                      2004       1.133          1.244           12,500,426
                                                                      2003       0.872          1.133           13,746,841
                                                                      2002       1.094          0.872           13,477,877
                                                                      2001       1.182          1.094           11,594,005

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares
   (continued).....................................................   2000       1.058          1.182            6,798,006
                                                                      1999       0.871          1.058            3,387,052
                                                                      1998       1.000          0.871            1,435,805

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)...................................   2005       1.426          1.466           14,888,561
                                                                      2004       1.329          1.426           15,961,895
                                                                      2003       1.082          1.329           16,954,979
                                                                      2002       1.330          1.082           16,582,644
                                                                      2001       1.405          1.330           13,756,405
                                                                      2000       1.431          1.405            9,922,836
                                                                      1999       1.283          1.431            6,935,912
                                                                      1998       1.092          1.283            3,710,315
                                                                      1997       1.000          1.092              506,282

   Diversified Strategic Income Portfolio (6/97)...................   2005       1.364          1.380            6,960,623
                                                                      2004       1.296          1.364            8,191,128
                                                                      2003       1.176          1.296           10,456,243
                                                                      2002       1.138          1.176           10,925,399
                                                                      2001       1.118          1.138           12,784,586
                                                                      2000       1.103          1.118           11,430,969
                                                                      1999       1.100          1.103           10,783,437
                                                                      1998       1.048          1.100            7,076,327
                                                                      1997       1.000          1.048              733,829

   Equity Index Portfolio -- Class II Shares (6/99)................   2005       0.889          0.914           13,990,381
                                                                      2004       0.818          0.889           15,621,864
                                                                      2003       0.649          0.818           15,860,350
                                                                      2002       0.848          0.649           15,365,066
                                                                      2001       0.982          0.848           13,010,004
                                                                      2000       1.098          0.982            4,272,617
                                                                      1999       1.000          1.098              753,819

   Fundamental Value Portfolio (5/98)..............................   2005       1.440          1.488           23,517,339
                                                                      2004       1.350          1.440           25,754,075
                                                                      2003       0.987          1.350           26,495,994
                                                                      2002       1.272          0.987           27,230,503
                                                                      2001       1.362          1.272           17,065,180
                                                                      2000       1.146          1.362            4,380,339

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Fundamental Value Portfolio  (continued)........................   1999       0.953          1.146            1,958,751
                                                                      1998       1.000          0.953              708,254

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00).....................   2005       1.004          1.066           10,647,659
                                                                      2004       0.941          1.004           12,240,173
                                                                      2003       0.839          0.941           14,072,516
                                                                      2002       0.911          0.839           14,830,766
                                                                      2001       0.972          0.911           13,475,207
                                                                      2000       1.000          0.972            4,934,773

   Global Life Sciences Portfolio -- Service Shares (5/00).........   2005       0.907          1.004            3,155,118
                                                                      2004       0.805          0.907            3,476,009
                                                                      2003       0.647          0.805            3,630,574
                                                                      2002       0.931          0.647            3,729,488
                                                                      2001       1.135          0.931            4,102,883
                                                                      2000       1.000          1.135            1,951,454

   Global Technology Portfolio -- Service Shares (5/00)............   2005       0.346          0.381            7,921,106
                                                                      2004       0.349          0.346           10,149,731
                                                                      2003       0.242          0.349           10,039,692
                                                                      2002       0.415          0.242           11,940,339
                                                                      2001       0.672          0.415           10,706,223
                                                                      2000       1.000          0.672            5,661,986

   Worldwide Growth Portfolio -- Service Shares (5/00).............   2005       0.561          0.584           10,682,752
                                                                      2004       0.544          0.561           12,214,595
                                                                      2003       0.446          0.544           13,388,686
                                                                      2002       0.609          0.446           15,628,277
                                                                      2001       0.798          0.609           16,824,804
                                                                      2000       1.000          0.798            7,908,763

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)...........   2005       1.213          1.226           16,712,465
                                                                      2004       1.173          1.213           18,497,713
                                                                      2003       1.132          1.173           20,769,372
                                                                      2002       1.053          1.132           20,028,983
                                                                      2001       1.000          1.053            4,888,796

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).......   2005       0.773          0.817              272,443
                                                                      2004       0.728          0.773              306,260
                                                                      2003       0.560          0.728              310,382
                                                                      2002       0.806          0.560              299,898
                                                                      2001       1.000          0.806              269,501

   Putnam VT International Equity Fund -- Class IB Shares (5/01)...   2005       1.011          1.118            2,117,519
                                                                      2004       0.882          1.011            2,056,976
                                                                      2003       0.696          0.882            1,956,203
                                                                      2002       0.857          0.696            3,980,191
                                                                      2001       1.000          0.857            1,555,346

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (10/98).................................   2005       1.655          1.698           10,354,574
                                                                      2004       1.549          1.655           11,436,639
                                                                      2003       1.130          1.549           11,935,706
                                                                      2002       1.529          1.130           11,108,929
                                                                      2001       1.522          1.529            5,065,288

   Investors Fund -- Class I (6/98)................................   2005       1.311          1.377           15,084,411
                                                                      2004       1.204          1.311           17,246,134
                                                                      2003       0.923          1.204           18,513,035
                                                                      2002       1.216          0.923           19,285,141
                                                                      2001       1.287          1.216           15,853,833
                                                                      2000       1.132          1.287            7,090,936
                                                                      1999       1.029          1.132            3,905,967
                                                                      1998       1.000          1.029            1,764,644

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (9/00).......................   2005       0.591          0.634            3,429,858
                                                                      2004       0.563          0.591            4,221,518
                                                                      2003       0.442          0.563            4,537,981
                                                                      2002       0.588          0.442            5,204,466
                                                                      2001       0.783          0.588            5,177,186
                                                                      2000       1.000          0.783              980,787

   Convertible Securities Portfolio (5/98).........................   2005       1.520          1.504            8,835,146
                                                                      2004       1.450          1.520           10,337,381
                                                                      2003       1.165          1.450           10,925,597

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Convertible Securities Portfolio  (continued)...................   2002       1.270          1.165           11,385,903
                                                                      2001       1.299          1.270            9,680,620
                                                                      2000       1.170          1.299            3,349,925
                                                                      1999       1.000          1.170            1,137,997
                                                                      1998       1.000          1.000              458,699

   Disciplined Mid Cap Stock Portfolio (6/97)......................   2005       2.146          2.380            4,699,533
                                                                      2004       1.869          2.146            5,287,543
                                                                      2003       1.417          1.869            5,505,923
                                                                      2002       1.677          1.417            5,642,651
                                                                      2001       1.773          1.677            5,089,354
                                                                      2000       1.541          1.773            3,629,362
                                                                      1999       1.377          1.541            2,663,507
                                                                      1998       1.195          1.377            1,425,770
                                                                      1997       1.000          1.195              120,880

   Equity Income Portfolio (5/97)..................................   2005       1.810          1.864           19,336,704
                                                                      2004       1.670          1.810           22,752,381
                                                                      2003       1.291          1.670           24,652,637
                                                                      2002       1.521          1.291           25,581,166
                                                                      2001       1.652          1.521           27,130,603
                                                                      2000       1.535          1.652           22,535,737
                                                                      1999       1.484          1.535           19,892,863
                                                                      1998       1.339          1.484           12,301,819
                                                                      1997       1.026          1.339              639,656
                                                                      1996       1.000          1.026                   --

   Federated High Yield Portfolio (5/97)...........................   2005       1.464          1.480            8,626,242
                                                                      2004       1.345          1.464            9,967,219
                                                                      2003       1.114          1.345           11,222,864
                                                                      2002       1.089          1.114           10,745,854
                                                                      2001       1.084          1.089           10,746,070
                                                                      2000       1.196          1.084           10,245,417
                                                                      1999       1.177          1.196           10,237,038
                                                                      1998       1.140          1.177            7,715,310
                                                                      1997       1.000          1.140              620,667

   Federated Stock Portfolio (5/97)................................   2005       1.737          1.804            4,173,260
                                                                      2004       1.593          1.737            5,117,199
                                                                      2003       1.266          1.593            5,608,556
                                                                      2002       1.592          1.266            5,995,963

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   Federated Stock Portfolio  (continued)..........................   2001       1.588          1.592            6,935,446
                                                                      2000       1.552          1.588            7,399,547
                                                                      1999       1.494          1.552            7,710,739
                                                                      1998       1.285          1.494            4,599,587
                                                                      1997       1.000          1.285              352,550

   Large Cap Portfolio (6/97)......................................   2005       1.435          1.538           14,843,563
                                                                      2004       1.366          1.435           17,524,614
                                                                      2003       1.111          1.366           19,563,576
                                                                      2002       1.459          1.111           21,047,983
                                                                      2001       1.790          1.459           24,478,964
                                                                      2000       2.123          1.790           22,306,844
                                                                      1999       1.665          2.123           15,562,311
                                                                      1998       1.245          1.665            6,662,550
                                                                      1997       1.023          1.245              491,869
                                                                      1996       1.000          1.023                   --

   MFS Emerging Growth Portfolio (4/97)............................   2005       1.259          1.221                   --
                                                                      2004       1.132          1.259           11,721,289
                                                                      2003       0.889          1.132           13,007,533
                                                                      2002       1.371          0.889           14,224,892
                                                                      2001       2.179          1.371           17,469,577
                                                                      2000       2.766          2.179           16,347,854
                                                                      1999       1.587          2.766           11,222,748
                                                                      1998       1.198          1.587            5,891,811
                                                                      1997       1.004          1.198              528,553
                                                                      1996       1.000          1.004                   --

   MFS Mid Cap Growth Portfolio (4/98).............................   2005       0.994          1.010           25,184,582
                                                                      2004       0.883          0.994           14,951,676
                                                                      2003       0.653          0.883           16,234,877
                                                                      2002       1.295          0.653           17,198,804
                                                                      2001       1.721          1.295           17,692,810
                                                                      2000       1.595          1.721           10,884,619
                                                                      1999       0.985          1.595            3,220,420
                                                                      1998       1.000          0.985              696,846

   MFS Total Return Portfolio (5/97)...............................   2005       1.765          1.792           34,709,362
                                                                      2004       1.606          1.765           40,255,596
                                                                      2003       1.397          1.606           42,355,172
                                                                      2002       1.496          1.397           42,905,992

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
   MFS Total Return Portfolio  (continued).........................   2001       1.517          1.496           38,437,801
                                                                      2000       1.319          1.517           29,382,873
                                                                      1999       1.303          1.319           27,173,225
                                                                      1998       1.183          1.303           16,380,184
                                                                      1997       1.000          1.183              962,287

   Mondrian International Stock Portfolio (5/97)...................   2005       1.153          1.245           10,978,822
                                                                      2004       1.010          1.153           11,645,822
                                                                      2003       0.796          1.010           12,049,553
                                                                      2002       0.928          0.796           13,668,745
                                                                      2001       1.275          0.928           15,755,872
                                                                      2000       1.460          1.275           14,943,761
                                                                      1999       1.216          1.460           10,264,070
                                                                      1998       1.095          1.216            6,533,760
                                                                      1997       1.027          1.095              849,629
                                                                      1996       1.000          1.027                   --

   Strategic Equity Portfolio (6/97)...............................   2005       1.403          1.412           16,374,889
                                                                      2004       1.291          1.403           19,972,191
                                                                      2003       0.988          1.291           22,746,591
                                                                      2002       1.508          0.988           25,280,072
                                                                      2001       1.765          1.508           31,918,323
                                                                      2000       2.189          1.765           32,922,575
                                                                      1999       1.679          2.189           25,024,627
                                                                      1998       1.319          1.679           13,211,206
                                                                      1997       1.037          1.319            1,062,634
                                                                      1996       1.000          1.037                   --

   Travelers Quality Bond Portfolio (5/97).........................   2005       1.409          1.412           23,917,150
                                                                      2004       1.383          1.409           30,744,474
                                                                      2003       1.311          1.383           36,575,985
                                                                      2002       1.257          1.311           38,055,248
                                                                      2001       1.190          1.257           30,037,629
                                                                      2000       1.128          1.190           16,565,402
                                                                      1999       1.131          1.128           13,396,194
                                                                      1998       1.057          1.131            9,328,606
                                                                      1997       1.001          1.057              378,758
                                                                      1996       1.000          1.001                   --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              EGINNING OF    UNIT VALUE AT    OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------------------   ----   -------------   -------------   ---------------
Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01).................   2005       0.903          0.994           30,287,420
                                                                      2004       0.833          0.903           32,536,441
                                                                      2003       0.628          0.833           32,805,043
                                                                      2002       0.945          0.628           31,569,639
                                                                      2001       1.000          0.945           11,974,631

   Smith Barney Large Capitalization Growth Portfolio (5/01).......   2005       0.970          1.006            4,321,426
                                                                      2004       0.980          0.970            4,478,365
                                                                      2003       0.673          0.980            4,314,762
                                                                      2002       0.908          0.673            2,968,586
                                                                      2001       1.000          0.908            1,184,451

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)...................   2005       1.215          1.247            7,096,647
                                                                      2004       1.049          1.215            6,571,850
                                                                      2003       0.814          1.049            6,680,549
                                                                      2002       1.024          0.814            6,548,811
                                                                      2001       1.069          1.024            3,476,351

   Emerging Growth Portfolio -- Class II Shares (12/00)............   2005       0.582          0.618            2,411,253
                                                                      2004       0.553          0.582            2,665,643
                                                                      2003       0.441          0.553            3,182,408
                                                                      2002       0.664          0.441            3,785,426
                                                                      2001       0.986          0.664            2,180,793

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00).................  2005       1.019          1.172           14,262,420
                                                                      2004       0.897          1.019           10,841,489
                                                                      2003       0.710          0.897           10,150,010
                                                                      2002       0.796          0.710            9,701,628
                                                                      2001       0.923          0.796            8,023,592
                                                                      2000       1.000          0.923            3,113,370

   Mid Cap Portfolio -- Service Class 2 (12/00)....................   2005       1.486          1.729            8,136,691
                                                                      2004       1.209          1.486            7,053,117
                                                                      2003       0.887          1.209            6,373,888
                                                                      2002       0.999          0.887            5,310,526
                                                                      2001       1.050          0.999            1,727,443

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

                METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.

                         SEPARATE ACCOUNT CHARGES 1.40%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Capital Appreciation Fund (12/96)........................   2005        1.865           2.174              26,239,910
                                                               2004        1.583           1.865              30,543,833
                                                               2003        1.285           1.583              36,644,254
                                                               2002        1.739           1.285              42,634,828
                                                               2001        2.387           1.739              53,418,968
                                                               2000        3.098           2.387              61,812,417
                                                               1999        2.046           3.098              46,942,401
                                                               1998        1.283           2.046              23,010,432
                                                               1997        1.032           1.283               6,344,051
                                                               1996        1.000           1.032                  29,824

   Money Market Portfolio (2/97)............................   2005        1.175           1.192              14,747,554
                                                               2004        1.179           1.175              17,581,926
                                                               2003        1.187           1.179              25,972,691
                                                               2002        1.187           1.187              50,704,937
                                                               2001        1.160           1.187              58,256,805
                                                               2000        1.107           1.160              34,878,359
                                                               1999        1.070           1.107              37,736,754
                                                               1998        1.033           1.070              16,762,447
                                                               1997        1.000           1.033               5,369,177

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (10/00).........   2005        0.668           0.696               2,974,765
                                                               2004        0.640           0.668               3,612,300
                                                               2003        0.519           0.640               4,493,863
                                                               2002        0.755           0.519               4,949,369
                                                               2001        0.875           0.755               3,727,475
                                                               2000        1.000           0.875                 391,818

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (5/00)...................................................   2005        0.567           0.642               9,939,928
                                                               2004        0.531           0.567              12,239,636
                                                               2003        0.436           0.531              14,926,739
                                                               2002        0.640           0.436              17,729,828

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   AllianceBernstein Large-Cap Growth Portfolio -- Class B
   (continued)..............................................   2001        0.786           0.640              18,982,017
                                                               2000        1.000           0.786              13,647,974

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/98)....   2005        1.195           1.507               3,989,820
                                                               2004        0.970           1.195               4,140,741
                                                               2003        0.688           0.970               4,224,247
                                                               2002        0.789           0.688               4,787,661
                                                               2001        0.886           0.789               4,624,645
                                                               2000        1.313           0.886               4,854,365
                                                               1999        0.734           1.313               2,521,807
                                                               1998        1.000           0.734                 780,839

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (5/98)........   2005        2.123           2.244               3,700,875
                                                               2004        1.639           2.123               4,313,846
                                                               2003        1.240           1.639               4,738,305
                                                               2002        1.203           1.240               4,376,831
                                                               2001        1.121           1.203               2,866,778
                                                               2000        0.866           1.121               2,273,183
                                                               1999        0.901           0.866               1,280,359
                                                               1998        1.000           0.901                 632,612

Dreyfus Variable Investment Fund
   Dreyfus VIF -- Appreciation Portfolio -- Initial Shares
   (4/98)...................................................   2005        1.089           1.121               6,601,579
                                                               2004        1.051           1.089               7,863,571
                                                               2003        0.880           1.051               9,516,917
                                                               2002        1.071           0.880              10,611,490
                                                               2001        1.198           1.071              11,636,949
                                                               2000        1.223           1.198              12,271,080
                                                               1999        1.112           1.223              10,488,399
                                                               1998        1.000           1.112               2,833,960

   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares (4/98)............................................   2005        1.244           1.298              14,545,290
                                                               2004        1.133           1.244              16,707,910
                                                               2003        0.872           1.133              19,034,774
                                                               2002        1.094           0.872              19,868,161
                                                               2001        1.182           1.094              19,065,688

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Dreyfus VIF -- Developing Leaders Portfolio -- Initial
   Shares  (continued)......................................   2000        1.058           1.182              13,636,390
                                                               1999        0.871           1.058               7,815,322
                                                               1998        1.000           0.871               3,051,249

Greenwich Street Series Fund
   Appreciation Portfolio (6/97)............................   2005        1.426           1.466              18,677,562
                                                               2004        1.329           1.426              22,475,470
                                                               2003        1.082           1.329              24,491,554
                                                               2002        1.330           1.082              25,634,852
                                                               2001        1.405           1.330              26,819,131
                                                               2000        1.431           1.405              26,294,804
                                                               1999        1.283           1.431              24,225,208
                                                               1998        1.092           1.283              16,532,767
                                                               1997        1.000           1.092               5,241,524

   Diversified Strategic Income Portfolio (6/97)............   2005        1.364           1.380              11,553,739
                                                               2004        1.296           1.364              14,607,172
                                                               2003        1.176           1.296              17,617,282
                                                               2002        1.138           1.176              20,082,394
                                                               2001        1.118           1.138              24,186,665
                                                               2000        1.103           1.118              24,931,049
                                                               1999        1.100           1.103              28,198,595
                                                               1998        1.048           1.100              24,838,532
                                                               1997        1.000           1.048               5,444,154

   Equity Index Portfolio -- Class II Shares (5/99).........   2005        0.889           0.914              12,831,498
                                                               2004        0.818           0.889              15,207,948
                                                               2003        0.649           0.818              17,162,302
                                                               2002        0.848           0.649              16,724,050
                                                               2001        0.982           0.848              16,104,947
                                                               2000        1.098           0.982              10,807,508
                                                               1999        1.000           1.098               3,460,443

   Fundamental Value Portfolio (5/98).......................   2005        1.440           1.488              17,545,007
                                                               2004        1.350           1.440              20,539,275
                                                               2003        0.987           1.350              21,769,927
                                                               2002        1.272           0.987              22,295,734
                                                               2001        1.362           1.272              18,253,433
                                                               2000        1.146           1.362               8,558,759

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Fundamental Value Portfolio  (continued).................   1999        0.953           1.146               4,963,010
                                                               1998        1.000           0.953               1,281,704

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/00)..............   2005        1.004           1.066              12,042,861
                                                               2004        0.941           1.004              13,862,916
                                                               2003        0.839           0.941              15,303,712
                                                               2002        0.911           0.839              15,615,585
                                                               2001        0.972           0.911              12,635,819
                                                               2000        1.000           0.972               5,246,201

   Global Life Sciences Portfolio -- Service Shares (5/00)..   2005        0.907           1.004               1,704,134
                                                               2004        0.805           0.907               2,091,607
                                                               2003        0.647           0.805               2,239,125
                                                               2002        0.931           0.647               2,609,664
                                                               2001        1.135           0.931               3,200,999
                                                               2000        1.000           1.135               2,447,663

   Global Technology Portfolio -- Service Shares (5/00).....   2005        0.346           0.381               5,033,907
                                                               2004        0.349           0.346               6,578,130
                                                               2003        0.242           0.349               7,245,233
                                                               2002        0.415           0.242               7,815,420
                                                               2001        0.672           0.415               9,044,726
                                                               2000        1.000           0.672               7,604,465

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2005        0.561           0.584              13,400,923
                                                               2004        0.544           0.561              16,410,151
                                                               2003        0.446           0.544              19,761,719
                                                               2002        0.609           0.446              22,039,418
                                                               2001        0.798           0.609              22,841,930
                                                               2000        1.000           0.798              13,421,744

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2005        1.213           1.226              16,153,210
                                                               2004        1.173           1.213              17,085,956
                                                               2003        1.132           1.173              20,011,288
                                                               2002        1.053           1.132              23,164,168
                                                               2001        1.000           1.053               5,336,214

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (7/01)   2005        0.773           0.817                 308,563
                                                               2004        0.728           0.773                 376,752
                                                               2003        0.560           0.728                 449,770
                                                               2002        0.806           0.560                 392,679
                                                               2001        1.000           0.806                 154,441

   Putnam VT International Equity Fund -- Class IB Shares
   (5/01)...................................................   2005        1.011           1.118               1,945,112
                                                               2004        0.882           1.011               1,744,100
                                                               2003        0.696           0.882               2,150,730
                                                               2002        0.857           0.696               2,571,497
                                                               2001        1.000           0.857                 999,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/98)...........................   2005        1.655           1.698              12,540,421
                                                               2004        1.549           1.655              14,334,230
                                                               2003        1.130           1.549              14,439,056
                                                               2002        1.529           1.130              14,322,306
                                                               2001        1.522           1.529              12,398,140

   Investors Fund -- Class I (4/98).........................   2005        1.311           1.377              14,063,167
                                                               2004        1.204           1.311              16,356,631
                                                               2003        0.923           1.204              18,163,714
                                                               2002        1.216           0.923              19,758,109
                                                               2001        1.287           1.216              19,646,073
                                                               2000        1.132           1.287              12,889,045
                                                               1999        1.029           1.132               8,670,638
                                                               1998        1.000           1.029               3,232,444

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/00)...............   2005        0.591           0.634               2,770,233
                                                               2004        0.563           0.591               2,955,522
                                                               2003        0.442           0.563               3,054,095
                                                               2002        0.588           0.442               2,972,707
                                                               2001        0.783           0.588               2,101,669
                                                               2000        1.000           0.783                 755,807

   Convertible Securities Portfolio (5/98)..................   2005        1.520           1.504               8,757,633
                                                               2004        1.450           1.520              10,573,736
                                                               2003        1.165           1.450              10,930,899

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Convertible Securities Portfolio  (continued)............   2002        1.270           1.165              12,056,558
                                                               2001        1.299           1.270              12,986,021
                                                               2000        1.170           1.299               7,553,759
                                                               1999        1.000           1.170               2,431,429
                                                               1998        1.000           1.000                 414,907

   Disciplined Mid Cap Stock Portfolio (6/97)...............   2005        2.146           2.380               5,986,220
                                                               2004        1.869           2.146               7,389,340
                                                               2003        1.417           1.869               8,080,624
                                                               2002        1.677           1.417               8,864,245
                                                               2001        1.773           1.677               8,489,614
                                                               2000        1.541           1.773               8,454,275
                                                               1999        1.377           1.541               6,716,626
                                                               1998        1.195           1.377               5,142,990
                                                               1997        1.000           1.195               1,668,733

   Equity Income Portfolio (12/96)..........................   2005        1.810           1.864              23,418,224
                                                               2004        1.670           1.810              28,399,295
                                                               2003        1.291           1.670              31,475,807
                                                               2002        1.521           1.291              34,048,347
                                                               2001        1.652           1.521              37,812,927
                                                               2000        1.535           1.652              37,849,058
                                                               1999        1.484           1.535              35,687,217
                                                               1998        1.339           1.484              25,733,333
                                                               1997        1.026           1.339               6,719,150
                                                               1996        1.000           1.026                  30,196

   Federated High Yield Portfolio (1/97)....................   2005        1.464           1.480              11,404,495
                                                               2004        1.345           1.464              14,387,685
                                                               2003        1.114           1.345              17,386,355
                                                               2002        1.089           1.114              17,457,622
                                                               2001        1.084           1.089              18,647,220
                                                               2000        1.196           1.084              19,736,049
                                                               1999        1.177           1.196              22,260,856
                                                               1998        1.140           1.177              18,811,555
                                                               1997        1.000           1.140               4,566,993

   Federated Stock Portfolio (1/97).........................   2005        1.737           1.804               6,419,270
                                                               2004        1.593           1.737               8,023,109
                                                               2003        1.266           1.593               9,198,349
                                                               2002        1.592           1.266              10,775,970

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   Federated Stock Portfolio  (continued)...................   2001        1.588           1.592              12,221,263
                                                               2000        1.552           1.588              13,157,332
                                                               1999        1.494           1.552              14,406,177
                                                               1998        1.285           1.494              11,892,034
                                                               1997        1.000           1.285               3,816,999

   Large Cap Portfolio (12/96)..............................   2005        1.435           1.538              16,715,712
                                                               2004        1.366           1.435              20,122,965
                                                               2003        1.111           1.366              23,324,386
                                                               2002        1.459           1.111              27,044,542
                                                               2001        1.790           1.459              31,933,410
                                                               2000        2.123           1.790              34,231,282
                                                               1999        1.665           2.123              28,051,763
                                                               1998        1.245           1.665              15,040,703
                                                               1997        1.023           1.245               4,815,858
                                                               1996        1.000           1.023                   7,800

   MFS Emerging Growth Portfolio (12/96)....................   2005        1.259           1.221                      --
                                                               2004        1.132           1.259              15,867,536
                                                               2003        0.889           1.132              18,275,885
                                                               2002        1.371           0.889              20,932,892
                                                               2001        2.179           1.371              25,825,528
                                                               2000        2.766           2.179              29,190,353
                                                               1999        1.587           2.766              22,881,721
                                                               1998        1.198           1.587              15,538,984
                                                               1997        1.004           1.198               4,218,974
                                                               1996        1.000           1.004                  31,886

   MFS Mid Cap Growth Portfolio (4/98)......................   2005        0.994           1.010              27,403,205
                                                               2004        0.883           0.994              12,380,637
                                                               2003        0.653           0.883              14,200,226
                                                               2002        1.295           0.653              14,799,098
                                                               2001        1.721           1.295              16,854,809
                                                               2000        1.595           1.721              14,558,647
                                                               1999        0.985           1.595               4,760,902
                                                               1998        1.000           0.985                 965,761

   MFS Total Return Portfolio (1/97)........................   2005        1.765           1.792              42,204,461
                                                               2004        1.606           1.765              47,789,684
                                                               2003        1.397           1.606              53,094,881
                                                               2002        1.496           1.397              56,799,647

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
   MFS Total Return Portfolio  (continued)..................   2001        1.517           1.496              58,954,968
                                                               2000        1.319           1.517              53,326,538
                                                               1999        1.303           1.319              54,290,552
                                                               1998        1.183           1.303              42,017,841
                                                               1997        1.000           1.183               9,959,634

   Mondrian International Stock Portfolio (12/96)...........   2005        1.153           1.245              17,891,801
                                                               2004        1.010           1.153              20,542,498
                                                               2003        0.796           1.010              22,629,357
                                                               2002        0.928           0.796              26,640,453
                                                               2001        1.275           0.928              31,145,128
                                                               2000        1.460           1.275              30,394,514
                                                               1999        1.216           1.460              25,226,349
                                                               1998        1.095           1.216              17,270,810
                                                               1997        1.027           1.095               5,694,288
                                                               1996        1.000           1.027                   5,702

   Strategic Equity Portfolio (12/96).......................   2005        1.403           1.412              24,707,241
                                                               2004        1.291           1.403              29,314,349
                                                               2003        0.988           1.291              34,083,675
                                                               2002        1.508           0.988              39,829,841
                                                               2001        1.765           1.508              49,964,273
                                                               2000        2.189           1.765              55,775,319
                                                               1999        1.679           2.189              47,167,905
                                                               1998        1.319           1.679              31,011,054
                                                               1997        1.037           1.319               8,259,362
                                                               1996        1.000           1.037                   2,250

   Travelers Quality Bond Portfolio (12/96).................   2005        1.409           1.412              20,273,723
                                                               2004        1.383           1.409              23,570,906
                                                               2003        1.311           1.383              28,033,537
                                                               2002        1.257           1.311              32,768,047
                                                               2001        1.190           1.257              35,205,769
                                                               2000        1.128           1.190              26,960,877
                                                               1999        1.131           1.128              26,069,226
                                                               1998        1.057           1.131              15,435,236
                                                               1997        1.001           1.057               3,137,736
                                                               1996        1.000           1.001                  95,203

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
PORTFOLIO                                                               BEGINNING OF   UNIT VALUE AT        OUTSTANDING AT
NAME                                                           YEAR        YEAR         END OF YEAR          END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       ----------------
Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (5/01)..........   2005        0.903           0.994              13,541,443
                                                               2004        0.833           0.903              15,485,990
                                                               2003        0.628           0.833              16,612,602
                                                               2002        0.945           0.628              14,029,960
                                                               2001        1.000           0.945               6,698,010

   Smith Barney Large Capitalization Growth Portfolio (5/01)   2005        0.970           1.006               4,746,576
                                                               2004        0.980           0.970               5,371,235
                                                               2003        0.673           0.980               5,913,451
                                                               2002        0.908           0.673               2,882,803
                                                               2001        1.000           0.908                 928,528

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (12/00)............   2005        1.215           1.247              13,425,577
                                                               2004        1.049           1.215              13,686,038
                                                               2003        0.814           1.049              13,579,574
                                                               2002        1.024           0.814              13,051,055
                                                               2001        1.069           1.024               8,766,086

   Emerging Growth Portfolio -- Class II Shares (12/00).....   2005        0.582           0.618               4,942,343
                                                               2004        0.553           0.582               5,149,205
                                                               2003        0.441           0.553               5,527,661
                                                               2002        0.664           0.441               6,091,660
                                                               2001        0.986           0.664               4,736,674

Variable Insurance Products Fund
   Contrafund<< Portfolio -- Service Class 2 (5/00)..........  2005        1.019           1.172              14,943,854
                                                               2004        0.897           1.019              13,917,723
                                                               2003        0.710           0.897              12,297,582
                                                               2002        0.796           0.710              10,767,860
                                                               2001        0.923           0.796               8,215,904
                                                               2000        1.000           0.923               3,718,600

   Mid Cap Portfolio -- Service Class 2 (1/01)..............   2005        1.486           1.729               7,176,700
                                                               2004        1.209           1.486               6,512,470
                                                               2003        0.887           1.209               5,739,048
                                                               2002        0.999           0.887               4,832,433
                                                               2001        1.000           0.999               1,308,941


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Large-Cap Growth Portfolio -- Class B.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Greenwich Street Series Fund: Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter

                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Registered Public Accounting Firm Financial Statements

Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-13-14, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-13-14.

Name:
             -------------------------------------------------------------------
Address:
             -------------------------------------------------------------------

             -------------------------------------------------------------------

             -------------------------------------------------------------------

Check Box:

[   ]  MIC-Book-13-14

[   ]  MLAC-Book-13-14

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 14                                                              May 1, 2006